Vanguard® Long-Term Tax-Exempt Bond ETF
Schedule of Investments (unaudited)
As of January 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (98.7%)
Alabama (0.5%)
	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.250%	7/1/2047	70	73
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2040	100	114
[1]	Alabama Highway Authority Special Obligation Revenue	5.000%	9/1/2042	125	140
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	11/1/2036	35	36
	Alabama Public School & College Authority Miscellaneous Taxes Revenue	4.000%	11/1/2040	125	127
	Auburn University College & University Revenue	4.000%	6/1/2041	10	10
	Decatur AL Waterworks & Sewer Water Revenue	4.000%	8/15/2050	25	23
	Homewood Educational Building Authority College & University Revenue (Student Housing & Parking Project)	5.000%	10/1/2056	20	19
	Jefferson County AL Sewer Revenue	5.000%	10/1/2037	70	78
	Jefferson County AL Sewer Revenue	5.250%	10/1/2040	55	61
	Jefferson County AL Sewer Revenue	5.250%	10/1/2041	70	77
	Jefferson County AL Sewer Revenue	5.250%	10/1/2044	10	11
	Jefferson County AL Sewer Revenue	5.250%	10/1/2045	20	21
	Jefferson County AL Sewer Revenue	5.250%	10/1/2049	55	57
	Jefferson County AL Sewer Revenue	5.500%	10/1/2053	220	231
	University of Alabama College & University Revenue	3.500%	7/1/2042	10	9
					1,087
Alaska (0.0%)
	Anchorage AK Solid Waste Services Resource Recovery Revenue	5.250%	11/1/2062	50	51
Arizona (0.7%)
	Arizona Board of Regents College & University Revenue	4.000%	8/1/2044	25	24
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2050	50	52
	Arizona Board of Regents College & University Revenue	5.000%	7/1/2054	25	26
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/2051	10	9
	Arizona IDA Charter School Aid Revenue	5.250%	11/1/2053	10	10
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2054	60	60
	Gilbert Water Resource Municipal Property Corp. Water Revenue	4.000%	7/15/2041	5	5
	Gilbert Water Resource Municipal Property Corp. Water Revenue	4.000%	7/15/2047	35	35
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/2040	35	35
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/2044	10	10
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2045	100	102
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/2049	10	9
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/2049	110	112
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2038	10	10
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2042	20	22
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/2043	100	111
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.250%	1/1/2054	170	180
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2037	10	11
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	4.000%	1/1/2039	40	41
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2043	50	54
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2044	150	162
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2048	65	68
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/2050	100	104
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.250%	1/1/2053	150	158
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.250%	1/1/2055	100	106
					1,516
Arkansas (0.2%)
	Fayetteville School District No. 1 GO	2.750%	6/1/2046	135	97
	Fayetteville School District No. 1 GO	3.000%	6/1/2050	90	67
[2]	Springdale AR Sales & Use Tax Sales Tax Revenue	4.125%	8/1/2047	20	19
[2]	Springdale AR Sales & Use Tax Sales Tax Revenue	4.125%	8/1/2050	100	94

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Springdale AR Sales & Use Tax Sales Tax Revenue	4.250%	8/1/2053	50	47
	Springdale School District No. 50 GO	3.000%	6/1/2047	105	79
	Springdale School District No. 50 GO	3.000%	6/1/2051	40	29
					432
California (14.2%)
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/2051	45	13
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/2053	150	40
[3]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.350% coupon rate effective 10/1/2037	0.000%	10/1/2048	50	29
[3]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.375% coupon rate effective 10/1/2037	0.000%	10/1/2049	15	9
[3]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.400% coupon rate effective 10/1/2037	0.000%	10/1/2050	100	58
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2036	70	71
[2]	Alameda County Oakland Unified School District GO	4.000%	8/1/2046	40	38
[3]	Allan Hancock CA Joint Community College District GO, 5.600% coupon rate effective 8/1/2033	0.000%	8/1/2047	60	45
	Anaheim Union High School District GO	4.625%	8/1/2052	20	20
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2038	85	86
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2041	50	56
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2041	10	12
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2042	15	15
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2047	50	47
	Bay Area Toll Authority Highway Revenue	3.000%	4/1/2054	35	26
	Bay Area Toll Authority Highway Revenue	2.600%	4/1/2056	135	88
	Burbank Unified School District GO	5.000%	8/1/2054	30	32
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/2048	10	10
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/2043	65	77
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/2043	35	42
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/2045	115	133
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/2046	30	34
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2048	5	5
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/2049	150	169
	California Educational Facilities Authority College & University Revenue	2.250%	4/1/2051	105	66
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/2051	45	51
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2053	55	54
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2055	75	79
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.250%	11/1/2049	50	53
	California GO	4.000%	3/1/2036	95	99
	California GO	4.000%	8/1/2036	35	38
	California GO	5.000%	8/1/2036	95	113
	California GO	5.000%	8/1/2036	90	108
	California GO	4.000%	9/1/2036	15	15
	California GO	4.000%	10/1/2036	35	37
	California GO	5.000%	10/1/2036	5	6
	California GO	2.000%	11/1/2036	20	17
	California GO	4.000%	11/1/2036	25	26
	California GO	5.000%	12/1/2036	65	72
	California GO	5.000%	3/1/2037	55	65
	California GO	5.000%	8/1/2037	185	219
	California GO	4.000%	9/1/2037	50	50
	California GO	5.000%	9/1/2037	105	121
	California GO	5.000%	9/1/2037	50	58
	California GO	5.000%	10/1/2037	70	78
	California GO	4.000%	11/1/2037	25	26
	California GO	4.000%	3/1/2038	65	67
	California GO	4.000%	11/1/2038	15	16
	California GO	5.000%	8/1/2039	100	115
	California GO	5.000%	9/1/2039	50	57
	California GO	5.000%	8/1/2041	125	144
	California GO	5.000%	11/1/2041	50	57
	California GO	4.000%	4/1/2042	55	56
	California GO	5.000%	8/1/2042	365	415
	California GO	5.000%	9/1/2042	50	55
	California GO	5.000%	10/1/2042	25	28
	California GO	5.000%	11/1/2042	80	88
	California GO	5.000%	8/1/2043	15	17
	California GO	4.000%	9/1/2043	195	198
	California GO	5.000%	9/1/2043	20	22
	California GO	5.000%	9/1/2043	80	88

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	3/1/2044	55	61
	California GO	5.000%	8/1/2044	70	78
	California GO	5.250%	8/1/2044	50	56
	California GO	4.000%	10/1/2044	50	50
	California GO	5.000%	3/1/2045	75	82
	California GO	5.000%	8/1/2045	60	66
	California GO	5.000%	8/1/2045	95	104
	California GO	5.250%	10/1/2045	25	27
	California GO	5.000%	11/1/2045	100	109
	California GO	4.000%	8/1/2046	50	48
	California GO	2.375%	10/1/2046	45	32
	California GO	4.000%	9/1/2047	20	20
	California GO	3.625%	10/1/2047	25	22
	California GO	4.000%	11/1/2047	5	5
	California GO	5.000%	11/1/2047	135	137
	California GO	5.000%	9/1/2048	70	75
	California GO	4.125%	3/1/2049	50	49
	California GO	5.000%	3/1/2049	75	80
	California GO	4.000%	4/1/2049	50	48
	California GO	5.000%	8/1/2049	45	48
	California GO	3.000%	10/1/2049	30	23
	California GO	5.000%	10/1/2049	30	31
	California GO	2.500%	12/1/2049	95	65
	California GO	3.000%	12/1/2049	15	11
	California GO	2.500%	3/1/2050	20	14
	California GO	4.000%	3/1/2050	15	14
	California GO	5.000%	8/1/2050	490	522
	California GO	4.000%	10/1/2050	100	97
	California GO	5.250%	10/1/2050	35	37
	California GO	3.000%	11/1/2050	45	34
	California GO	5.000%	11/1/2050	100	106
	California GO	2.375%	10/1/2051	110	71
	California GO	3.000%	4/1/2052	65	49
	California GO	4.000%	9/1/2052	10	10
	California GO	5.000%	9/1/2052	20	21
	California GO	5.000%	9/1/2053	45	47
	California GO	5.250%	9/1/2053	160	171
	California GO	5.250%	8/1/2054	70	75
	California GO	5.000%	3/1/2055	90	95
	California GO	5.250%	8/1/2055	245	265
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2047	60	61
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2050	100	106
	California Infrastructure & Economic Development Bank College & University Revenue	4.500%	5/15/2055	65	65
	California Infrastructure & Economic Development Bank College & University Revenue	5.250%	5/15/2059	100	106
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/2049	25	26
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2039	40	42
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2040	10	10
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2041	75	78
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2042	80	82
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2043	100	102
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2045	45	45
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2046	60	59
	California Municipal Finance Authority College & University Revenue	5.250%	6/1/2053	10	10
	California Municipal Finance Authority Intergovernmental Agreement Revenue (Orange County Civic Center Infrastructure Improvement Program - Phase II)	5.000%	6/1/2043	50	51
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2046	40	37
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2048	25	23
[1]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/2049	100	31
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2036	65	73
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2038	20	23
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2039	65	75
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2043	90	100
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2044	40	44
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2049	50	53
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2036	60	71
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2037	55	64
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2037	5	6
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.250%	4/1/2039	50	59
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2039	205	236
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2044	100	111

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2044	150	157
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/2046	50	49
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2050	55	58
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/2036	25	28
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/2046	80	78
	California State University College & University Revenue	5.000%	11/1/2036	25	25
	California State University College & University Revenue	4.000%	11/1/2045	50	49
	California State University College & University Revenue	5.500%	11/1/2045	105	119
	California State University College & University Revenue	5.500%	11/1/2046	55	62
	California State University College & University Revenue	5.250%	11/1/2048	75	81
	California State University College & University Revenue	5.500%	11/1/2049	5	6
	California State University College & University Revenue	5.250%	11/1/2050	100	110
	California State University College & University Revenue	5.250%	11/1/2053	15	16
	California State University College & University Revenue	5.500%	11/1/2055	50	55
	California State University College & University Revenue	4.625%	11/1/2056	50	51
	California State University College & University Revenue	5.250%	11/1/2056	100	108
	Chabot-Las Positas Community College District GO	4.000%	8/1/2047	60	58
	Chino Valley Unified School District GO	4.000%	8/1/2045	40	39
	Chino Valley Unified School District GO	5.000%	8/1/2055	15	15
	Chino Valley Unified School District GO	5.000%	8/1/2055	50	53
	Clovis Unified School District GO	4.000%	8/1/2048	75	72
[1]	Coachella CA Valley Unified School District GO	0.000%	8/1/2043	110	52
	Coast Community College District GO	0.000%	8/1/2041	10	5
	Coast Community College District GO	0.000%	8/1/2043	20	10
[1]	Corona-Norco Unified School District GO	0.000%	8/1/2039	15	9
	Desert Community College District GO	4.000%	8/1/2039	50	50
	Desert Community College District GO	4.000%	8/1/2051	65	61
	Desert Community College District GO	4.000%	8/1/2051	25	24
	Downey Unified School District GO	4.000%	8/1/2048	25	24
	Dublin Unified School District GO	4.250%	8/1/2053	45	44
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2049	25	27
	El Camino Community College District Foundation GO	0.000%	8/1/2038	50	33
[1]	El Monte Union High School District GO	0.000%	6/1/2042	10	5
	Elk Grove Unified School District GO	4.000%	8/1/2048	30	28
	Escondido Union High School District GO	0.000%	8/1/2051	40	13
[1]	Folsom Cordova Unified School District GO	4.000%	10/1/2044	50	50
	Fontana Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2055	25	26
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/2037	10	7
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/2046	90	85
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.950%	1/15/2053	50	44
	Fresno Unified School District GO	4.000%	8/1/2041	65	65
	Fresno Unified School District GO	4.000%	8/1/2046	50	47
	Fullerton Joint Union High School District GO	4.000%	8/1/2054	25	24
[2]	Garden Grove Public Financing Authority Lease (Abatement) Revenue	5.000%	4/1/2049	25	26
	Glendale CA Community College District GO	4.000%	8/1/2050	5	5
	Glendale Community College District GO	4.125%	8/1/2050	50	49
	Glendale Community College District GO	5.000%	8/1/2055	50	53
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/2047	25	24
[2]	Hayward Unified School District GO	4.000%	8/1/2043	40	39
[1]	Hayward Unified School District GO	4.000%	8/1/2050	25	23
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2046	25	25
[2]	Irvine CA Special Tax Revenue	4.000%	9/1/2058	25	23
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	4.250%	5/1/2053	50	47
[2]	Irvine Facilities Financing Authority Special Tax Revenue (Irvine Great Park Infrastructure Project)	5.000%	9/1/2048	50	53
[2]	Irvine Facilities Financing Authority Special Tax Revenue (Irvine Great Park Infrastructure Project)	4.000%	9/1/2058	15	14
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/2047	5	5
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/2049	10	10
	Long Beach Unified School District GO	0.000%	8/1/2038	50	29
	Long Beach Unified School District GO	4.000%	8/1/2050	50	48
	Long Beach Unified School District GO	4.000%	8/1/2053	25	24
	Los Angeles CA Unified School District GO	4.000%	7/1/2036	5	5
	Los Angeles CA Unified School District GO	4.000%	7/1/2038	10	10
	Los Angeles CA Unified School District GO	4.000%	7/1/2039	30	31
	Los Angeles CA Unified School District GO	5.000%	7/1/2039	65	76
	Los Angeles CA Unified School District GO	5.000%	7/1/2040	100	116
	Los Angeles CA Unified School District GO	5.250%	7/1/2042	150	156
	Los Angeles CA Unified School District GO	5.250%	7/1/2042	45	47
	Los Angeles CA Unified School District GO	5.000%	7/1/2043	100	111
	Los Angeles CA Unified School District GO	5.000%	7/1/2043	95	107
	Los Angeles CA Unified School District GO	4.000%	7/1/2044	15	15

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles CA Unified School District GO	4.000%	7/1/2044	50	50
Los Angeles CA Unified School District GO	5.000%	7/1/2045	70	76
Los Angeles CA Unified School District GO	5.250%	7/1/2047	110	118
Los Angeles CA Unified School District GO	5.250%	7/1/2048	65	70
Los Angeles CA Unified School District GO	4.000%	7/1/2049	75	71
Los Angeles CA Unified School District GO	5.000%	7/1/2049	100	106
Los Angeles CA Unified School District GO	5.250%	7/1/2049	100	108
Los Angeles CA Wastewater System Sewer Revenue	5.250%	6/1/2047	85	86
Los Angeles CA Wastewater System Sewer Revenue	4.000%	6/1/2052	75	71
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2055	115	121
Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/2049	130	139
Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/2054	50	53
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2036	80	84
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2036	20	21
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2037	45	48
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2039	10	11
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2040	90	90
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2045	10	11
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2046	50	48
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	3.000%	12/1/2050	20	15
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/2050	100	108
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/2054	55	59
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2036	55	60
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2037	40	48
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2040	35	36
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2045	195	208
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2045	20	22
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2048	40	39
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2048	70	73
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/2048	5	6
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/2051	200	217
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/2055	100	108
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	75	85
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	35	39
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	85	96
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	25	28
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	130	142
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	75	84
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	100	112
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	50	53
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	60	65
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	50	53
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	195	197
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	115	125
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	85	94
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	75	80
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	150	159
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	50	54
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	40	42
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	50	54
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	70	70
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	30	31
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	50	53
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	40	42
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2048	70	73
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2049	25	26
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2050	30	31
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2051	50	51
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2051	80	82
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2053	40	41
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2054	50	52
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2055	190	196
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	5	6
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	95	102
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	5	6
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	5	6
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	100	107
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	100	113
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	85	91
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	25	27

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	65	73
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	20	22
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	105	111
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	130	138
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	60	62
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2044	10	11
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2049	45	47
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2049	40	42
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2050	85	87
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2052	5	5
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2055	15	15
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.250%	5/1/2050	120	127
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2055	60	62
	Montebello Unified School District GO	4.000%	8/1/2046	50	48
	Mount San Antonio Community College District GO	0.000%	8/1/2046	130	51
	Mount San Antonio Community College District GO	2.250%	8/1/2046	15	10
	Mount San Antonio Community College District GO	4.000%	8/1/2049	40	39
	Mount San Antonio Community College District GO	4.000%	8/1/2049	10	10
	Northern California Sanitation Agencies Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/2036	5	6
[1]	Norwalk-La Mirada Unified School District GO	0.000%	8/1/2038	80	49
[1]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/2051	45	43
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2050	100	105
	Orange County Municipal Water District Water Facilities Corp. Water Revenue	4.000%	8/15/2041	70	70
	Pasadena Unified School District GO	5.250%	8/1/2050	15	16
	Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue	5.000%	6/1/2051	40	42
	Peralta Community College District GO	5.000%	8/1/2050	100	106
	Peralta Community College District GO	5.500%	8/1/2052	50	54
	Perris CA Union High School District GO	3.000%	9/1/2045	25	20
[1]	Perris CA Union High School District GO	4.000%	9/1/2048	60	57
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/2042	90	47
	Poway Unified School District GO	0.000%	8/1/2046	55	22
	Poway Unified School District GO	0.000%	8/1/2051	75	23
[1]	Rialto Unified School District GO	0.000%	8/1/2036	30	20
	Rio Hondo CA Community College District GO	0.000%	8/1/2044	25	11
	Rio Hondo CA Community College District GO	5.250%	8/1/2055	115	123
[1]	River Islands Public Financing Authority Special Tax Revenue	5.250%	9/1/2052	55	58
	Riverside Community College District GO	4.000%	8/1/2054	25	24
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2046	100	91
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2047	5	4
	Riverside County Transportation Commission Highway Revenue	3.000%	6/1/2049	40	30
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2037	100	105
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2038	15	16
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/2039	25	26
	Riverside Unified School District GO	4.000%	8/1/2042	100	100
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/2054	15	14
[1]	Sacramento CA City Unified School District GO	5.000%	8/1/2054	60	63
[1]	Sacramento City Unified School District/CA GO	5.000%	8/1/2053	15	16
[1]	Sacramento City Unified School District/CA GO	5.500%	8/1/2054	20	22
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.250%	7/1/2049	5	5
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2054	70	73
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.250%	7/1/2054	50	53
	Sacramento Metropolitan Fire District GO	4.000%	8/1/2055	65	60
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2050	90	93
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2053	65	68
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2054	25	26
[1]	San Bernardino City Unified School District GO	3.000%	8/1/2044	55	46
	San Bernardino Community College District GO	4.125%	8/1/2049	50	49
	San Bernardino Community College District GO	0.000%	8/1/2050	50	14
	San Diego CA Unified School District GO	0.000%	7/1/2037	45	31
	San Diego CA Unified School District GO	0.000%	7/1/2038	90	60
	San Diego CA Unified School District GO	0.000%	7/1/2042	25	13
	San Diego CA Unified School District GO	5.000%	7/1/2042	10	12
	San Diego CA Unified School District GO	0.000%	7/1/2045	50	22
	San Diego CA Unified School District GO	2.000%	7/1/2045	40	27
	San Diego CA Unified School District GO	4.000%	7/1/2045	20	20
	San Diego CA Unified School District GO	4.000%	7/1/2046	115	112
	San Diego CA Unified School District GO	5.000%	7/1/2046	50	54
	San Diego CA Unified School District GO	4.000%	7/1/2047	50	48
	San Diego CA Unified School District GO	5.000%	7/1/2047	100	108
	San Diego CA Unified School District GO	3.250%	7/1/2048	50	41

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego CA Unified School District GO	0.000%	7/1/2049	25	9
	San Diego CA Unified School District GO	3.000%	7/1/2050	50	38
	San Diego CA Unified School District GO	4.000%	7/1/2050	25	24
	San Diego CA Unified School District GO	4.125%	7/1/2050	40	39
	San Diego CA Unified School District GO	5.000%	7/1/2050	100	106
	San Diego CA Unified School District GO	4.250%	7/1/2052	40	39
	San Diego CA Unified School District GO	4.000%	7/1/2053	80	76
	San Diego CA Unified School District GO	4.000%	7/1/2053	50	47
	San Diego CA Unified School District GO	4.000%	7/1/2054	85	80
[3]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/2030	0.000%	7/1/2040	25	28
	San Diego Community College District GO	5.000%	8/1/2042	5	6
	San Diego Community College District GO	5.000%	8/1/2044	50	56
	San Diego Community College District GO	5.000%	8/1/2045	25	28
	San Diego Community College District GO	4.000%	8/1/2050	40	39
	San Diego Community College District GO	5.000%	8/1/2055	100	106
	San Diego County CA COP	5.000%	10/1/2053	40	42
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2038	35	36
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2039	30	32
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2047	235	238
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2051	20	19
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2056	60	56
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2056	15	15
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2048	25	25
	San Diego County Water Authority Intergovernmental Agreement Revenue	5.000%	5/1/2052	35	37
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.250%	8/1/2047	25	26
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	3.000%	8/1/2049	40	31
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/2052	100	95
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2054	65	68
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.250%	10/15/2055	50	53
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2046	50	52
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	4.000%	10/15/2050	75	71
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.250%	10/15/2052	80	84
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2054	15	16
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2037	45	46
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2038	75	72
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2040	5	6
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2043	50	56
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2044	110	110
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2044	65	72
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2045	65	71
	San Francisco Bay Area Rapid Transit District GO	5.250%	8/1/2047	50	53
	San Francisco Bay Area Rapid Transit District GO	4.250%	8/1/2052	25	24
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2039	125	125
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2040	25	26
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2050	50	47
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2051	5	5
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2055	155	163
	San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/2055	50	54
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2037	80	86
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2048	10	10
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.250%	5/1/2048	105	113
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2052	15	16
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2053	20	21
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2042	90	90
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2043	30	30
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2045	50	53
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2049	110	117
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2054	100	105
[2]	San Francisco Community College District GO	5.250%	6/15/2049	50	53
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/2046	50	48
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/2051	50	46
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	4.000%	3/1/2041	50	50
	San Jose Evergreen Community College District GO	4.000%	9/1/2045	65	65
	San Marcos Unified School District GO	0.000%	8/1/2047	40	15
	San Marcos Unified School District GO	5.250%	8/1/2050	125	135

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Marcos Unified School District GO	0.000%	8/1/2051	65	20
	San Marcos Unified School District GO	5.250%	8/1/2055	25	27
[3]	San Mateo Foster City CA School District GO, 6.625% coupon rate effective 8/1/2026	0.000%	8/1/2042	10	11
[3]	San Mateo Union High School District GO, 6.700% coupon rate effective 9/1/2028	0.000%	9/1/2041	10	11
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.125%	5/1/2049	20	16
	Santa Clara Unified School District GO	3.500%	7/1/2042	40	38
	Santa Monica-Malibu Unified School District GO	5.000%	8/1/2050	75	80
	Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2046	5	5
	Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2048	25	27
	Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2049	40	41
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2037	25	28
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2036	50	57
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2048	45	47
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.250%	7/1/2053	110	115
	Southwestern Community College District GO	4.000%	8/1/2047	25	24
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/2050	45	43
	Sweetwater Union High School District GO	4.000%	8/1/2042	35	35
[1]	Twin Rivers Unified School District GO	0.000%	8/1/2041	50	25
	University of California College & University Revenue	5.000%	5/15/2036	400	484
	University of California College & University Revenue	5.000%	5/15/2037	160	183
	University of California College & University Revenue	5.000%	5/15/2037	30	35
	University of California College & University Revenue	5.000%	5/15/2037	35	41
	University of California College & University Revenue	5.000%	5/15/2039	55	63
	University of California College & University Revenue	4.000%	5/15/2040	65	67
	University of California College & University Revenue	5.000%	5/15/2040	50	57
	University of California College & University Revenue	5.000%	5/15/2040	15	17
	University of California College & University Revenue	5.000%	5/15/2040	70	81
	University of California College & University Revenue	5.250%	5/15/2040	5	6
	University of California College & University Revenue	5.250%	5/15/2040	80	99
	University of California College & University Revenue	5.500%	5/15/2040	50	60
	University of California College & University Revenue	5.000%	5/15/2041	5	6
	University of California College & University Revenue	5.000%	5/15/2042	80	90
	University of California College & University Revenue	5.000%	5/15/2042	80	90
	University of California College & University Revenue	5.000%	5/15/2043	100	103
	University of California College & University Revenue	5.000%	5/15/2043	40	44
	University of California College & University Revenue	5.000%	5/15/2043	45	50
	University of California College & University Revenue	5.000%	5/15/2045	10	11
	University of California College & University Revenue	4.000%	5/15/2047	60	58
	University of California College & University Revenue	5.000%	5/15/2048	50	51
	University of California College & University Revenue	4.000%	5/15/2050	105	101
	University of California College & University Revenue	4.000%	5/15/2051	50	48
	University of California College & University Revenue	5.000%	5/15/2052	225	234
	University of California College & University Revenue	5.000%	5/15/2053	175	185
	University of California College & University Revenue	4.000%	5/15/2055	10	9
	University of California College & University Revenue	5.250%	5/15/2055	60	64
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2036	105	105
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2036	15	16
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2041	10	10
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2046	90	86
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2046	75	79
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2047	100	95
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2047	180	182
	University of California College & University Revenue (Limited Project)	4.000%	5/15/2048	65	62
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2048	100	102
	University of California College & University Revenue (Limited Project)	3.000%	5/15/2051	40	30
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2052	50	51
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2058	30	31
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2041	115	116
	Upland Unified School District GO	0.000%	8/1/2045	50	21
	Upland Unified School District GO	0.000%	8/1/2050	40	13
	Ventura Unified School District GO	5.250%	8/1/2055	50	53
[2]	Vista Unified School District GO	5.250%	8/1/2048	50	53
[2]	West Contra Costa Unified School District GO	5.000%	8/1/2054	25	26
					28,371
Colorado (1.2%)
	Adams & Weld Counties CO School District No. 27J Brighton GO	5.000%	12/1/2047	25	26
	Adams & Weld Counties CO School District No. 27J Brighton GO	5.000%	12/1/2048	25	26

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Adams County School District No. 1 GO	5.250%	12/1/2040	35	36
	Arapahoe County School District No. 5 Cherry Creek GO	5.000%	12/15/2038	25	27
	Arapahoe County School District No. 5 Cherry Creek GO	5.250%	12/15/2041	50	58
	Arapahoe County School District No. 5 Cherry Creek GO	5.250%	12/15/2042	90	102
	Arapahoe County School District No. 5 Cherry Creek GO	5.250%	12/15/2044	55	61
	Arkansas River Power Authority Electric Power & Light Revenue	5.000%	10/1/2043	45	46
	Aurora CO Water Revenue	2.250%	8/1/2051	15	9
	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/2043	20	22
[1]	Colorado Bridge & Tunnel Enterprise Miscellaneous Revenue	5.250%	12/1/2049	15	16
[1]	Colorado Bridge & Tunnel Enterprise Miscellaneous Revenue	5.250%	12/1/2050	30	32
	Colorado COP	4.000%	12/15/2035	30	32
	Colorado COP	3.000%	12/15/2036	120	115
	Colorado COP	4.000%	12/15/2036	5	5
	Colorado COP	4.000%	12/15/2038	25	26
	Colorado COP	6.000%	12/15/2038	40	47
	Colorado COP	4.000%	12/15/2039	10	10
	Colorado COP	4.000%	12/15/2039	45	46
	Colorado COP	6.000%	12/15/2039	25	29
	Colorado COP	4.000%	12/15/2040	5	5
	Colorado COP	4.000%	3/15/2044	50	49
	Colorado COP	4.000%	3/15/2046	50	47
	Colorado COP	5.000%	11/1/2053	60	63
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	5.000%	3/1/2047	125	126
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/2056	85	83
	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/2046	10	10
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/2048	25	27
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/2050	85	91
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/2052	5	5
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/2055	40	43
	Denver City & County School District No. 1 GO	5.250%	12/1/2036	105	125
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	11/15/2043	85	85
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/2047	65	68
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/2053	75	79
	Denver CO City & County Pledged Excise Sales Tax Revenue	4.000%	8/1/2046	10	10
	Denver CO City & County Pledged Excise Tax Hotel Occupancy Tax Revenue	4.000%	8/1/2051	90	82
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/2039	45	51
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2040	5	3
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/2041	15	8
	Mesa County CO Valley School District No. 51 Grand Junction GO	5.250%	12/1/2049	165	177
[1]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	4.000%	12/1/2046	60	54
	Pueblo County CO (Jail Project) COP	4.500%	7/1/2046	25	25
	Pueblo County CO (Jail Project) COP	5.000%	7/1/2049	70	72
	Pueblo County CO (Jail Project) COP	4.625%	7/1/2052	30	29
	Regional Transportation District Sales Tax Revenue	2.000%	11/1/2041	25	19
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	4.250%	11/1/2036	70	79
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	2.250%	11/1/2045	95	65
	University of Colorado College & University Revenue	4.000%	6/1/2043	90	88
	Weld County School District No. RE-4 GO	5.250%	12/1/2047	40	42
					2,481
Connecticut (0.9%)
	Connecticut Clean Water Fund - State Revolving Fund Lease Revenue	4.000%	2/1/2038	90	93
	Connecticut GO	4.000%	3/15/2036	55	55
	Connecticut GO	5.000%	8/15/2036	40	47
	Connecticut GO	4.000%	1/15/2037	30	31
	Connecticut GO	4.000%	4/15/2037	180	181
	Connecticut GO	5.000%	8/15/2037	50	58
	Connecticut GO	3.000%	1/15/2038	25	24
	Connecticut GO	5.000%	11/15/2038	100	115
	Connecticut GO	3.000%	1/15/2039	10	9
	Connecticut GO	5.000%	8/15/2040	70	80
	Connecticut GO	5.000%	8/15/2042	100	112
	Connecticut GO	5.000%	8/15/2045	90	97
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/2036	10	10
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/2036	45	47
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/2037	30	31
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2037	20	23
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2037	100	116
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2037	35	41

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/2038	85	88
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2038	75	81
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2039	100	116
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/2039	10	10
	Connecticut Special Tax Fuel Sales Tax Revenue	3.125%	5/1/2040	35	32
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2040	25	29
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/2041	100	108
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2042	100	112
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/2045	30	33
	Connecticut State Health & Educational Facilities Authority College & University Revenue	4.000%	7/1/2042	15	15
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2045	100	100
					1,894
District of Columbia (2.3%)
	District of Columbia College & University Revenue	5.000%	4/1/2036	100	102
	District of Columbia GO	5.000%	6/1/2036	80	82
	District of Columbia GO	5.000%	10/15/2036	60	64
	District of Columbia GO	4.000%	10/15/2039	100	102
	District of Columbia GO	5.000%	8/1/2040	100	113
	District of Columbia GO	5.000%	1/1/2041	85	94
	District of Columbia GO	5.000%	1/1/2042	35	38
	District of Columbia GO	5.000%	6/1/2043	45	46
	District of Columbia GO	5.000%	8/1/2043	85	93
	District of Columbia GO	5.000%	8/1/2044	10	11
	District of Columbia GO	5.000%	1/1/2045	35	37
	District of Columbia GO	5.250%	1/1/2048	25	26
	District of Columbia GO	5.000%	8/1/2049	100	105
	District of Columbia Income Tax Revenue	5.000%	6/1/2036	50	59
	District of Columbia Income Tax Revenue	5.000%	7/1/2036	140	157
	District of Columbia Income Tax Revenue	5.000%	10/1/2036	120	139
	District of Columbia Income Tax Revenue	5.000%	12/1/2036	50	56
	District of Columbia Income Tax Revenue	4.000%	3/1/2037	70	72
	District of Columbia Income Tax Revenue	5.000%	6/1/2037	10	12
	District of Columbia Income Tax Revenue	5.000%	5/1/2038	25	28
	District of Columbia Income Tax Revenue	5.000%	7/1/2038	75	83
	District of Columbia Income Tax Revenue	5.000%	6/1/2039	60	69
	District of Columbia Income Tax Revenue	5.000%	7/1/2039	35	39
	District of Columbia Income Tax Revenue	5.000%	3/1/2040	75	80
	District of Columbia Income Tax Revenue	5.000%	5/1/2040	100	111
	District of Columbia Income Tax Revenue	5.000%	5/1/2041	15	17
	District of Columbia Income Tax Revenue	5.000%	7/1/2042	5	5
	District of Columbia Income Tax Revenue	4.000%	3/1/2044	10	10
	District of Columbia Income Tax Revenue	2.625%	3/1/2045	100	74
	District of Columbia Income Tax Revenue	4.000%	3/1/2045	15	14
	District of Columbia Income Tax Revenue	5.000%	7/1/2047	25	26
	District of Columbia Income Tax Revenue	5.250%	5/1/2048	125	132
	District of Columbia Income Tax Revenue	5.000%	6/1/2050	110	115
	District of Columbia Income Tax Revenue	5.250%	6/1/2050	100	107
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2036	25	25
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2039	20	20
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2042	70	77
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/2044	5	5
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2049	35	35
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/2052	25	25
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/2037	255	151
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2044	75	70
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/2047	35	35
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2049	140	123
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	3.000%	10/1/2050	50	36
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2052	65	57
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	2.750%	10/1/2053	30	19
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	3.000%	10/1/2053	15	11
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2053	60	53
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/2053	60	51
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2037	30	32
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2038	145	149
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2038	20	22
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2039	30	32
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2043	125	124
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2044	15	16

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2045	40	41
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/2046	50	47
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.125%	7/15/2047	25	24
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.500%	7/15/2051	100	106
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/2053	100	104
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2054	25	26
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/2055	20	21
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.375%	7/15/2056	50	47
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2056	25	26
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.375%	7/15/2059	85	80
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/2059	45	47
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/2060	35	36
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/2036	140	144
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/2037	65	67
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/2042	300	305
					4,607
Florida (4.2%)
	Broward County FL Airport System Port, Airport & Marina Revenue	4.000%	10/1/2042	10	10
	Broward County FL School District COP	5.000%	7/1/2036	150	168
	Broward County FL School District GO	5.000%	7/1/2047	15	15
	Broward County FL Water & Sewer Utility Water Revenue	5.000%	10/1/2038	70	75
	Broward County FL Water & Sewer Utility Water Revenue	5.000%	10/1/2039	20	21
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/2047	100	93
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2036	10	10
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2038	45	45
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2038	60	62
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2039	60	60
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/2041	25	25
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2042	85	87
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2044	130	135
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2044	65	67
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2048	25	25
	Central Florida Expressway Authority Highway Revenue	3.125%	7/1/2049	80	61
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2049	5	5
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/2054	80	83
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2048	100	101
	Delray Beach FL Water & Sewer Water Revenue	5.250%	10/1/2055	65	69
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2049	25	26
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/2054	15	15
[2]	Florida Board of Governors College & University Revenue	4.250%	10/1/2053	20	19
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/2047	15	16
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/2048	50	47
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/2049	100	75
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/2051	125	93
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/2051	45	41
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/2051	115	105
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/2052	60	62
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/2054	10	9
	Florida Department of Transportation Turnpike System Highway Revenue	4.250%	7/1/2055	120	112
	Florida Department of Transportation Turnpike System Highway Revenue	4.500%	7/1/2055	50	49
	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/2056	10	9
	Florida GO	4.000%	7/1/2043	75	75
	Florida GO	4.000%	7/1/2048	55	52
	Florida GO	5.000%	7/1/2050	55	58
	Florida GO	4.125%	7/1/2053	15	14
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	3.000%	12/1/2048	20	14
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/2050	50	43
	Fort Lauderdale FL Water & Sewer Water Revenue	3.500%	9/1/2048	50	43
	Fort Lauderdale FL Water & Sewer Water Revenue	5.500%	9/1/2053	30	32
	Fort Lauderdale FL Water & Sewer Water Revenue (Enabling Works Project)	5.500%	9/1/2053	205	222
	Fort Myers FL Utility System Water Revenue	4.000%	10/1/2044	25	24
	Fort Myers FL Utility System Water Revenue	4.000%	10/1/2049	25	23
	Fort Myers FL Utility System Water Revenue	5.250%	10/1/2053	105	111
[1]	Fort Pierce Utilities Authority Multiple Utility Revenue	4.000%	10/1/2052	100	91
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/2037	5	5
	Gainesville FL Utilities System Multiple Utility Revenue	5.000%	10/1/2044	15	16
	Gainesville FL Utilities System Multiple Utility Revenue	5.000%	10/1/2047	75	77
	Hillsborough County FL Miscellaneous Revenue	2.250%	8/1/2051	40	25
	Hillsborough County FL Utility Water Revenue	2.500%	8/1/2051	40	26

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Jacksonville FL General Fund Revenue	5.250%	10/1/2054	40	42
	JEA Water & Sewer System Water Revenue	4.000%	10/1/2039	50	50
	JEA Water & Sewer System Water Revenue	5.000%	10/1/2045	45	48
	JEA Water & Sewer System Water Revenue	5.500%	10/1/2054	70	75
	JEA Water & Sewer System Water Revenue	5.250%	10/1/2055	100	106
	Lee County School Board COP	4.000%	8/1/2046	40	37
	Lee County School Board COP	4.000%	8/1/2048	25	23
	Manatee County FL Appropriations Revenue	5.250%	10/1/2047	70	74
	Manatee County FL Appropriations Revenue	5.250%	10/1/2048	95	101
	Manatee County FL Appropriations Revenue	4.000%	10/1/2052	40	37
	Manatee FL Public Utilities Revenue Water Revenue	4.000%	10/1/2053	25	23
	Miami Beach FL GO	4.000%	5/1/2044	50	49
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/2040	40	40
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/2047	130	131
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/2047	20	20
	Miami FL Ad Valorem Property Tax Revenue (Miami Forever Infrastructure Program)	5.500%	1/1/2049	60	64
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2040	30	34
	Miami-Dade County Educational Facilities Authority College & University Revenue	4.000%	4/1/2045	25	23
	Miami-Dade County Educational Facilities Authority College & University Revenue	4.000%	4/1/2053	50	43
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2053	20	20
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2039	125	125
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/2051	70	73
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.250%	10/1/2055	35	37
	Miami-Dade County FL GO	5.000%	7/1/2037	45	45
[1]	Miami-Dade County FL Recreational Revenue	0.000%	4/1/2049	150	49
	Miami-Dade County FL Special Obligation Revenue	4.000%	10/1/2039	30	30
	Miami-Dade County FL Special Obligation Revenue	4.000%	10/1/2040	25	25
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2048	130	134
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2051	70	72
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/2054	100	103
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/2039	25	25
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2043	100	106
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2044	35	37
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2047	25	26
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/2049	100	90
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2049	25	25
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2051	60	61
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/2052	90	91
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2037	50	51
	Miami-Dade County FL Water & Sewer System Water Revenue	3.125%	10/1/2039	50	47
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/2040	100	89
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2041	75	76
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/2043	20	16
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2046	65	61
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2046	10	10
	Miami-Dade County FL Water & Sewer System Water Revenue	3.375%	10/1/2047	30	24
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2048	80	73
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2048	90	83
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/2049	35	26
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2049	340	308
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2049	25	26
	Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/2051	60	45
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/2051	25	23
	Miami-Dade County FL Water & Sewer System Water Revenue	4.500%	10/1/2051	55	55
	Miami-Dade County FL Water & Sewer System Water Revenue	5.250%	10/1/2054	65	68
	Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/2055	150	154
	Miami-Dade County School Board GO	5.000%	3/15/2046	25	25
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	4.000%	10/1/2043	30	30
[1]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	4.000%	10/1/2049	20	18
[1]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	3.000%	10/1/2050	90	66
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/2036	100	100
[1]	Orlando FL Miscellaneous Revenue	5.500%	11/1/2050	50	54
[1]	Orlando FL Miscellaneous Revenue	5.500%	11/1/2055	50	53
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2036	50	58
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2038	75	86
	Orlando Utilities Commission Electric Power & Light Revenue	5.000%	10/1/2039	105	120
	Orlando Utilities Commission Electric Power & Light Revenue	2.375%	10/1/2046	55	37
	Orlando Utilities Commission Water Revenue	5.000%	10/1/2048	10	10
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/2049	30	30
	Osceola County FL Transportation Highway Revenue	4.000%	10/1/2054	60	52

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pasco County FL Water & Sewer Water Revenue	4.000%	10/1/2044	35	34
	Peace River Manasota Regional Water Supply Authority Water Revenue	5.250%	10/1/2050	100	106
	Port St. Lucie FL Special Assessment Revenue	3.250%	7/1/2045	65	54
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/2036	25	25
	Seminole County FL Special Obligation Revenue	5.000%	10/1/2052	50	51
	St. Johns County FL Water & Sewer Water Revenue	5.000%	6/1/2052	15	16
	Tallahassee FL Utility System Water Revenue	5.000%	10/1/2039	75	85
	Tampa Bay Water Revenue	5.000%	10/1/2049	35	37
	Tampa Bay Water Revenue	5.000%	10/1/2052	45	46
	Tampa Bay Water Revenue	5.250%	10/1/2054	15	16
	Tampa FL College & University Revenue (University of Tampa Project)	4.000%	4/1/2050	40	35
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2045	100	40
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2049	65	20
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/2053	80	20
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/2050	100	103
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/2052	50	52
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/2054	100	103
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/2054	115	120
	Tampa FL Water & Wastewater System Water Revenue	5.250%	10/1/2057	80	84
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/2042	30	30
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/2047	105	106
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/2048	50	50
	Volusia County Educational Facility Authority College & University Revenue (Embry Riddle Aeronautical University Inc. Project)	5.000%	10/15/2049	120	122
					8,369
Georgia (0.9%)
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2049	50	52
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/2053	75	78
	Atlanta GA Water & Wastewater Water Revenue	3.500%	11/1/2043	10	9
[1]	Augusta GA Water & Sewer Water Revenue	3.500%	10/1/2042	30	27
	Cobb-Marietta Coliseum & Exhibit Hall Authority Hotel Occupancy Tax Revenue (Cobb Galleria Centre Project)	5.500%	10/1/2050	125	136
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/2038	50	56
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/2050	10	10
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/2052	55	57
	Fulton County GA Water & Sewerage Water Revenue	2.250%	1/1/2042	25	19
	Fulton County GA Water & Sewerage Water Revenue	2.375%	1/1/2044	40	29
	Georgia GO	3.000%	2/1/2037	95	93
[1]	Georgia Municipal Electric Authority Electric Power & Light Revenue	4.125%	1/1/2049	60	56
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2060	20	20
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/2060	25	25
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2048	55	55
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2052	50	50
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2056	20	20
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2059	100	99
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2062	10	10
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/2063	50	49
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.500%	7/1/2063	100	95
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/2064	10	10
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.250%	7/1/2064	50	51
	Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/2042	60	65
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/2046	45	44
	Georgia Ports Authority Port, Airport & Marina Revenue	2.625%	7/1/2051	75	51
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/2051	120	111
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/2052	90	84
	Georgia Ports Authority Port, Airport & Marina Revenue	5.250%	7/1/2052	50	52
	Gwinnett County School District GO	4.000%	2/1/2037	35	36
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.250%	7/1/2037	15	15
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.250%	7/1/2039	40	37
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.250%	7/1/2050	75	80
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/2055	25	26
	Private Colleges & Universities Authority College & University Revenue	4.000%	10/1/2038	25	25
	Private Colleges & Universities Authority College & University Revenue	4.000%	9/1/2039	10	10
	Private Colleges & Universities Authority College & University Revenue	5.250%	9/1/2042	20	23
	Private Colleges & Universities Authority College & University Revenue	5.250%	9/1/2045	10	11
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/2048	10	10
					1,786
Hawaii (0.1%)
	Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/2049	25	26
	Hawaii GO	4.000%	5/1/2036	45	46

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/2038	15	15
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/2042	50	50
	Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/2049	35	36
	Honolulu HI City & County Wastewater System Sewer Revenue	5.250%	7/1/2053	10	11
					184
Idaho (0.1%)
	Idaho Housing & Finance Association Intergovernmental Agreement Revenue	5.000%	8/15/2048	25	26
	Idaho Housing & Finance Association Intergovernmental Agreement Revenue	5.000%	8/15/2049	55	58
	Idaho Housing & Finance Association Intergovernmental Agreement Revenue	4.000%	8/15/2050	50	47
	Idaho Housing & Finance Association Sales Tax Revenue	5.000%	8/15/2047	65	68
	Idaho Housing & Finance Association Sales Tax Revenue	5.250%	8/15/2048	45	48
					247
Illinois (5.5%)
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	6.000%	4/1/2046	185	187
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/2048	100	105
	Chicago IL GO	4.000%	1/1/2036	75	74
	Chicago IL GO	5.250%	1/1/2038	5	5
	Chicago IL GO	5.000%	1/1/2039	70	71
	Chicago IL GO	5.000%	1/1/2040	25	25
	Chicago IL GO	5.500%	1/1/2041	10	11
	Chicago IL GO	5.000%	1/1/2042	25	25
	Chicago IL GO	5.000%	1/1/2043	25	25
	Chicago IL GO	5.000%	1/1/2044	125	125
	Chicago IL GO	5.000%	1/1/2044	180	179
	Chicago IL GO	5.000%	1/1/2045	20	20
	Chicago IL GO	5.500%	1/1/2049	50	50
	Chicago IL GO	6.000%	1/1/2050	35	37
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/2048	100	104
[1]	Chicago IL Wastewater Transmission Sewer Revenue	4.000%	1/1/2052	25	22
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/2058	80	83
[1]	Chicago IL Waterworks Water Revenue	4.000%	11/1/2040	100	102
[1]	Chicago IL Waterworks Water Revenue	5.250%	11/1/2048	150	156
[1]	Chicago IL Waterworks Water Revenue	5.250%	11/1/2053	25	26
[1]	Chicago IL Waterworks Water Revenue	5.500%	11/1/2062	60	63
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2050	50	52
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/2055	50	51
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2038	35	35
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2038	70	73
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2039	25	26
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2044	75	72
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.250%	1/1/2047	30	29
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2047	100	100
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2048	135	137
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2052	100	100
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/2053	45	40
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/2053	15	15
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2053	45	47
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.500%	1/1/2056	95	91
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/2056	100	103
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2043	105	112
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2046	90	90
[2]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2046	115	119
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2049	115	118
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/2050	125	109
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2051	100	100
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2057	75	75
	Cook County IL Sales Tax Revenue	4.000%	11/15/2041	95	94
	Cook County IL Sales Tax Revenue	5.250%	11/15/2045	140	148
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2036	95	96
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/2039	45	44
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2036	25	29
	Illinois Finance Authority College & University Revenue	5.250%	4/1/2038	50	57
	Illinois Finance Authority College & University Revenue	4.000%	10/1/2038	65	65
	Illinois Finance Authority College & University Revenue	5.250%	4/1/2039	75	85
	Illinois Finance Authority College & University Revenue	4.000%	10/1/2040	45	44
	Illinois Finance Authority College & University Revenue	5.250%	5/15/2048	100	105
	Illinois Finance Authority College & University Revenue	4.000%	4/1/2050	80	71
	Illinois Finance Authority College & University Revenue	5.250%	5/15/2054	35	36
	Illinois Finance Authority Water Revenue	5.000%	7/1/2036	65	71

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Illinois Finance Authority Water Revenue	4.000%	7/1/2037	85	87
Illinois Finance Authority Water Revenue	5.000%	7/1/2040	5	6
Illinois Finance Authority Water Revenue	5.000%	7/1/2041	90	101
Illinois GO	5.000%	5/1/2036	70	79
Illinois GO	5.000%	7/1/2036	40	44
Illinois GO	5.000%	9/1/2036	15	17
Illinois GO	5.000%	10/1/2036	85	95
Illinois GO	5.250%	10/1/2036	60	67
Illinois GO	5.000%	12/1/2036	40	45
Illinois GO	5.000%	2/1/2037	5	6
Illinois GO	5.000%	5/1/2037	5	6
Illinois GO	4.000%	7/1/2037	20	20
Illinois GO	5.000%	12/1/2037	135	149
Illinois GO	5.000%	2/1/2038	100	111
Illinois GO	4.000%	3/1/2038	30	30
Illinois GO	5.250%	5/1/2038	50	55
Illinois GO	5.000%	10/1/2038	20	22
Illinois GO	4.000%	3/1/2039	125	124
Illinois GO	5.250%	5/1/2039	50	54
Illinois GO	5.000%	9/1/2039	25	27
Illinois GO	4.000%	10/1/2039	50	49
Illinois GO	5.000%	12/1/2039	30	33
Illinois GO	4.000%	3/1/2040	50	49
Illinois GO	4.000%	10/1/2040	50	49
Illinois GO	4.000%	10/1/2040	30	29
Illinois GO	5.000%	1/1/2041	25	25
Illinois GO	5.000%	5/1/2041	50	54
Illinois GO	4.000%	10/1/2041	100	96
Illinois GO	5.500%	3/1/2042	175	190
Illinois GO	4.000%	10/1/2042	25	24
Illinois GO	5.250%	5/1/2043	20	21
Illinois GO	5.250%	5/1/2043	25	27
Illinois GO	5.000%	12/1/2044	15	16
Illinois GO	5.250%	5/1/2045	150	158
Illinois GO	4.000%	10/1/2045	20	18
Illinois GO	5.000%	12/1/2045	25	26
Illinois GO	5.000%	3/1/2046	40	41
Illinois GO	4.250%	5/1/2046	40	37
Illinois GO	5.250%	9/1/2046	90	94
Illinois GO	5.250%	5/1/2047	100	104
Illinois GO	5.500%	5/1/2047	25	26
Illinois GO	5.250%	9/1/2047	50	52
Illinois GO	5.000%	12/1/2047	80	82
Illinois GO	4.000%	10/1/2048	45	39
Illinois GO	5.000%	12/1/2048	75	76
Illinois Sales Tax Revenue	5.000%	6/15/2036	80	91
Illinois Sales Tax Revenue	5.000%	6/15/2037	10	11
Illinois Sales Tax Revenue	5.000%	6/15/2038	25	28
Illinois Sales Tax Revenue	5.000%	6/15/2038	65	73
Illinois Sales Tax Revenue	5.000%	6/15/2039	90	100
Illinois Sales Tax Revenue	5.000%	6/15/2040	60	66
Illinois Sales Tax Revenue	5.000%	6/15/2042	30	32
Illinois Sales Tax Revenue	5.000%	6/15/2043	135	144
Illinois State Sales Tax Revenue	5.000%	6/15/2036	185	213
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2036	50	50
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2037	30	30
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2038	105	120
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2040	35	35
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2040	70	70
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2041	100	101
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2041	45	48
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2041	85	89
Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2042	65	64
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2042	130	133
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2043	5	5
Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/2043	95	104
Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2044	55	52
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2044	85	88
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2044	50	54
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2045	235	245

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/2045	30	32
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/2046	120	109
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2046	65	68
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/2047	100	106
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2042	55	57
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/2042	100	97
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2047	110	40
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	12/15/2047	155	136
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	4.000%	6/15/2052	50	42
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2052	35	9
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2053	75	74
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2053	25	25
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2054	100	23
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2056	75	16
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2057	40	39
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue (MCCormick Place Expansion Project)	4.000%	6/15/2050	120	103
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue (MCCormick Place Expansion Project)	5.000%	6/15/2050	250	249
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2041	40	21
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2050	50	14
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (MCCormick Place Expansion Project)	0.000%	12/15/2051	75	21
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2039	75	85
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2041	95	106
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2042	70	77
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2045	85	85
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/2041	100	100
	Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/2055	45	46
[2]	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2037	30	32
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2037	75	84
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/2038	25	25
[2]	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/2040	60	60
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2040	75	82
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2044	50	51
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2045	55	57
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/2046	40	41
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/2048	100	88
[1]	University of Illinois Board of Trustees College & University Revenue	4.000%	4/1/2043	10	10
					11,050
Indiana (0.5%)
[2]	Fishers Town Hall Building Corp. Lease (Abatement) Revenue	5.625%	7/15/2053	90	98
	Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	4.000%	2/1/2036	5	5
	Indiana Finance Authority Lease Revenue	5.000%	2/1/2036	5	5
	Indiana Finance Authority Lease Revenue	5.000%	2/1/2038	90	95
	Indiana Finance Authority Lease Revenue	5.000%	2/1/2039	30	32
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	4.000%	10/1/2036	25	26
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2037	5	5
	Indiana Municipal Power Agency Electric Power & Light Revenue	4.000%	1/1/2042	25	25
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2042	260	262
[1]	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2043	90	98
[2]	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.000%	3/1/2053	20	21
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	4.000%	2/1/2044	25	24
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse & Jail Project)	3.840%	2/1/2054	35	31
	Indianapolis Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	1/15/2040	30	34
[1]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/2039	25	25
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Pilot Infrastructure Project)	5.000%	1/1/2040	10	10
	Merrillville Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2042	30	32
	Northern Indiana Commuter Transportation District Transit Revenue	5.250%	1/1/2049	25	26
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	1/1/2054	75	78
					932
Kansas (0.1%)
[1]	Ellis County Unified School District No. 489 Hays GO	4.000%	9/1/2052	35	32
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/2040	25	29
	Kansas Development Finance Authority College & University Revenue	4.500%	9/1/2054	50	50
[2]	Wyandotte County Unified School District No. 500 Kansas City GO	5.000%	9/1/2050	10	10
					121
Kentucky (0.6%)
	Commonwealth of Kentucky (State Office Building Project) COP	4.000%	4/15/2048	75	68
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue	4.000%	9/1/2048	75	68
[4]	Kentucky Municipal Power Agency Electric Power & Light Revenue	4.000%	9/1/2039	75	73
[4]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/2042	50	50

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2037	5	6
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2040	80	90
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2041	70	78
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 131)	5.000%	10/1/2042	95	105
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2037	75	87
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 132)	5.000%	4/1/2045	5	5
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2036	40	47
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 133)	5.000%	9/1/2043	15	16
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	3.000%	5/15/2046	140	110
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	2.375%	5/15/2050	30	19
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/2051	30	31
	Louisville & Jefferson County Visitors & Convention Commission Miscellaneous Taxes Revenue	3.125%	6/1/2041	130	114
[1]	Louisville & Jefferson County Visitors & Convention Commission Miscellaneous Taxes Revenue	3.125%	6/1/2046	85	66
[2]	Scott County School District Finance Corp. Lease (Appropriation) Revenue	4.000%	9/1/2045	10	10
	University of Kentucky College & University Revenue	4.000%	4/1/2044	70	68
	University of Kentucky College & University Revenue	4.125%	10/1/2054	10	9
					1,120
Louisiana (0.4%)
	East Baton Rouge Sewerage Commission Sewer Revenue	4.000%	2/1/2045	80	78
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2039	95	106
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/2039	50	57
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/2040	10	10
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2037	45	46
	Louisiana Public Facilities Authority College & University Revenue	5.000%	7/1/2046	65	65
	Louisiana Public Facilities Authority College & University Revenue	5.000%	10/15/2052	65	66
	Louisiana Public Facilities Authority College & University Revenue (Provident Group - Flagship Properties LLC - Louisiana State University Nicholson Gateway Project)	4.000%	1/1/2056	20	17
	Louisiana Public Facilities Authority College & University Revenue (Tulane University of Louisiana Project)	5.000%	4/1/2045	105	108
	Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.250%	7/1/2053	50	52
	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2041	150	151
					756
Maine (0.0%)
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.250%	10/1/2054	15	16
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/2045	50	48
					64
Maryland (0.6%)
	Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/2049	150	152
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/2046	80	80
	Baltimore MD Water Revenue (Water Projects)	4.000%	7/1/2049	55	50
	Maryland Department of Transportation Fuel Sales Tax Revenue	2.125%	10/1/2036	55	48
[1]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (College Park Leonardtown Project)	5.000%	7/1/2054	50	51
[1]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (College Park Leonardtown Project)	5.250%	7/1/2064	50	51
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Morgan State University Project)	6.000%	7/1/2058	10	11
	Maryland GO	4.000%	8/1/2036	5	5
	Maryland GO	5.000%	6/1/2037	50	58
	Maryland GO	5.000%	6/1/2038	50	58
	Maryland GO	5.000%	6/1/2038	160	184
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2049	10	9
	Maryland Stadium Authority Appropriations Revenue	2.750%	6/1/2051	100	68
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2051	10	9
	Maryland Stadium Authority Appropriations Revenue	5.250%	6/1/2051	10	11
	Maryland Stadium Authority Appropriations Revenue	4.000%	6/1/2052	30	27
	Maryland Stadium Authority Lottery Revenue (Baltimore City Public Schools Construction & Revitalization Program)	5.000%	5/1/2050	30	32
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/2046	125	132
	Maryland State Transportation Authority Highway Revenue	2.500%	7/1/2047	25	17
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/2040	25	28
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	4.000%	7/1/2050	60	56
	University System of Maryland College & University Revenue	4.000%	4/1/2051	30	28
					1,165
Massachusetts (4.1%)
	Commonwealth of Massachusetts GO	5.000%	3/1/2036	35	41
	Commonwealth of Massachusetts GO	5.000%	5/1/2036	25	29
	Commonwealth of Massachusetts GO	5.000%	1/1/2037	35	40
	Commonwealth of Massachusetts GO	5.000%	4/1/2037	25	26
	Commonwealth of Massachusetts GO	5.000%	6/1/2037	200	236

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Commonwealth of Massachusetts GO	4.000%	9/1/2037	45	45
Commonwealth of Massachusetts GO	5.000%	11/1/2037	50	58
Commonwealth of Massachusetts GO	5.000%	12/1/2037	5	5
Commonwealth of Massachusetts GO	5.000%	1/1/2038	60	64
Commonwealth of Massachusetts GO	5.000%	5/1/2038	55	62
Commonwealth of Massachusetts GO	5.000%	3/1/2039	50	57
Commonwealth of Massachusetts GO	5.000%	6/1/2039	75	87
Commonwealth of Massachusetts GO	3.000%	7/1/2039	120	113
Commonwealth of Massachusetts GO	5.000%	3/1/2040	45	51
Commonwealth of Massachusetts GO	5.000%	5/1/2040	10	11
Commonwealth of Massachusetts GO	5.000%	7/1/2040	15	16
Commonwealth of Massachusetts GO	5.000%	8/1/2040	95	108
Commonwealth of Massachusetts GO	3.250%	9/1/2040	40	38
Commonwealth of Massachusetts GO	5.000%	10/1/2040	40	44
Commonwealth of Massachusetts GO	3.000%	11/1/2040	10	9
Commonwealth of Massachusetts GO	4.000%	11/1/2040	25	26
Commonwealth of Massachusetts GO	4.000%	2/1/2041	65	65
Commonwealth of Massachusetts GO	3.000%	4/1/2041	100	91
Commonwealth of Massachusetts GO	5.000%	7/1/2041	60	64
Commonwealth of Massachusetts GO	4.000%	9/1/2041	50	50
Commonwealth of Massachusetts GO	4.000%	9/1/2042	150	149
Commonwealth of Massachusetts GO	5.000%	11/1/2042	10	10
Commonwealth of Massachusetts GO	5.000%	12/1/2042	100	113
Commonwealth of Massachusetts GO	5.000%	1/1/2043	25	26
Commonwealth of Massachusetts GO	4.000%	2/1/2043	25	25
Commonwealth of Massachusetts GO	2.500%	3/1/2043	50	39
Commonwealth of Massachusetts GO	5.000%	11/1/2043	70	71
Commonwealth of Massachusetts GO	5.000%	12/1/2043	100	110
Commonwealth of Massachusetts GO	3.000%	4/1/2044	125	105
Commonwealth of Massachusetts GO	4.000%	9/1/2044	85	84
Commonwealth of Massachusetts GO	4.000%	12/1/2044	50	49
Commonwealth of Massachusetts GO	5.000%	7/1/2045	155	162
Commonwealth of Massachusetts GO	5.000%	12/1/2045	20	22
Commonwealth of Massachusetts GO	4.000%	4/1/2046	15	14
Commonwealth of Massachusetts GO	2.375%	9/1/2046	15	10
Commonwealth of Massachusetts GO	3.000%	9/1/2046	120	95
Commonwealth of Massachusetts GO	5.000%	10/1/2046	20	21
Commonwealth of Massachusetts GO	5.000%	11/1/2046	75	76
Commonwealth of Massachusetts GO	3.000%	3/1/2047	30	23
Commonwealth of Massachusetts GO	3.000%	4/1/2047	45	35
Commonwealth of Massachusetts GO	5.000%	4/1/2047	25	25
Commonwealth of Massachusetts GO	5.000%	5/1/2047	10	10
Commonwealth of Massachusetts GO	2.375%	9/1/2047	20	13
Commonwealth of Massachusetts GO	5.250%	10/1/2047	70	74
Commonwealth of Massachusetts GO	3.000%	2/1/2048	50	39
Commonwealth of Massachusetts GO	3.000%	7/1/2048	10	8
Commonwealth of Massachusetts GO	5.000%	7/1/2048	130	134
Commonwealth of Massachusetts GO	5.000%	11/1/2048	75	78
Commonwealth of Massachusetts GO	5.000%	12/1/2048	25	26
Commonwealth of Massachusetts GO	5.000%	1/1/2049	5	5
Commonwealth of Massachusetts GO	5.000%	1/1/2049	135	141
Commonwealth of Massachusetts GO	3.000%	3/1/2049	25	19
Commonwealth of Massachusetts GO	5.000%	6/1/2049	100	105
Commonwealth of Massachusetts GO	2.750%	3/1/2050	170	120
Commonwealth of Massachusetts GO	2.000%	4/1/2050	60	35
Commonwealth of Massachusetts GO	5.000%	4/1/2050	125	131
Commonwealth of Massachusetts GO	5.000%	10/1/2050	35	36
Commonwealth of Massachusetts GO	5.000%	12/1/2050	130	136
Commonwealth of Massachusetts GO	2.125%	4/1/2051	50	30
Commonwealth of Massachusetts GO	5.000%	8/1/2051	25	26
Commonwealth of Massachusetts GO	5.000%	9/1/2051	50	51
Commonwealth of Massachusetts GO	5.000%	8/1/2052	100	104
Commonwealth of Massachusetts GO	5.250%	10/1/2052	10	11
Commonwealth of Massachusetts GO	5.000%	11/1/2052	95	98
Commonwealth of Massachusetts GO	5.000%	5/1/2053	35	36
Commonwealth of Massachusetts GO	5.000%	10/1/2053	45	46
Commonwealth of Massachusetts GO	5.000%	1/1/2054	130	134
Commonwealth of Massachusetts GO	5.000%	5/1/2054	65	67
Commonwealth of Massachusetts GO	5.000%	8/1/2054	155	160
Commonwealth of Massachusetts GO	5.000%	12/1/2054	100	103

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Commonwealth of Massachusetts GO	5.000%	4/1/2055	50	52
Commonwealth of Massachusetts GO	5.000%	12/1/2055	50	52
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/2045	5	5
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/2046	75	72
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement & Accelerated Programs)	5.000%	6/1/2047	100	101
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement & Accelerated Programs)	5.000%	6/1/2049	40	41
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	4.000%	6/1/2050	50	47
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2050	45	46
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2052	100	103
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2053	30	31
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2054	25	26
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/2055	115	120
Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	4.000%	7/1/2040	20	21
Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	5.000%	7/1/2052	15	15
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2036	15	16
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2036	5	6
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2038	35	40
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2041	100	114
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2045	25	27
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2046	50	53
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/2050	75	78
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2051	45	41
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2052	80	85
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/2053	65	60
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2053	55	58
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.750%	7/1/2055	15	15
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/2055	100	106
Massachusetts Development Finance Agency College & University Revenue	4.000%	2/15/2036	55	61
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2038	25	28
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2039	60	58
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2039	35	39
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/2040	75	90
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2040	70	77
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2042	85	85
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2042	5	6
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2044	55	59
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2045	35	34
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/2046	30	29
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/2046	55	53
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2046	100	101
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2047	45	43
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2048	70	73
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2048	40	42
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2055	50	54
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/2059	50	50
Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	11/15/2035	25	30
Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.250%	6/1/2055	30	31
Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Tufts University Student Housing Project)	5.250%	6/1/2065	25	26
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/2045	30	30
Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2036	100	119
Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2037	25	30
Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2038	50	58
Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2038	100	122
Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2041	50	57
Massachusetts School Building Authority Sales Tax Revenue	4.000%	2/15/2043	55	55
Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2044	25	26
Massachusetts School Building Authority Sales Tax Revenue	4.000%	8/15/2045	5	5
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/2046	10	10
Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/2048	100	102
Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/2048	35	36
Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/2050	60	64
Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/2050	55	41
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/2050	50	51
Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/2036	30	30
Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/2040	25	25
Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/2043	10	10

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Massachusetts Building Authority College & University Revenue	4.000%	11/1/2045	55	52
	University of Massachusetts Building Authority College & University Revenue	4.000%	11/1/2046	10	10
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/2050	100	102
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/2052	25	26
					8,237
Michigan (1.5%)
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.500%	7/1/2052	100	106
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2036	95	96
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/2046	130	130
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/2048	90	96
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/2052	5	5
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/2055	110	116
	Great Lakes Water Authority Water Supply System Water Revenue	5.500%	7/1/2055	25	27
[5]	L'Anse Creuse Public Schools GO	5.000%	5/1/2049	65	68
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/2044	50	52
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/2049	20	21
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/2054	60	62
	Lansing Board of Water & Light Multiple Utility Revenue	5.250%	7/1/2054	25	26
[1]	Lansing MI GO	4.125%	6/1/2048	30	28
	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/2055	10	9
	Michigan Finance Authority Intergovernmental Agreement Revenue (Charter County of Wayne Criminal Justice Center Project)	4.000%	11/1/2048	35	31
	Michigan State Building Authority Appropriations Revenue	3.000%	10/15/2045	45	36
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	4.000%	10/15/2049	90	83
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/2041	50	50
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/2037	25	29
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	4.000%	10/15/2047	40	37
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	4.000%	10/15/2052	10	9
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.250%	10/15/2057	150	157
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.250%	4/15/2060	100	106
	Michigan State Building Authority Lease (Non-Terminable) Revenue (Facilities Program)	4.000%	10/15/2046	70	65
	Michigan State Building Authority Lease Revenue (Facilities Program)	5.250%	4/15/2059	50	53
	Michigan State University College & University Revenue	4.000%	2/15/2044	25	25
	Michigan State University College & University Revenue	5.000%	8/15/2049	25	26
	Michigan State University College & University Revenue	5.250%	8/15/2054	60	64
	Michigan State University College & University Revenue	5.000%	2/15/2055	50	52
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2036	30	31
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2037	85	88
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2037	35	37
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2038	65	67
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2039	65	67
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2040	70	71
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2041	50	51
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2044	120	117
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2045	100	95
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/2045	10	10
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/2046	60	56
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2040	35	39
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2041	75	83
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2042	65	71
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/2046	25	26
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.250%	11/15/2049	15	16
[5]	Troy MI School District GO	5.000%	5/1/2047	25	26
	University of Michigan College & University Revenue	5.000%	4/1/2048	225	231
[5]	Walled Lake Consolidated School District GO	5.000%	5/1/2050	35	36
	Wayne State University College & University Revenue	4.000%	11/15/2048	50	46
					2,929
Minnesota (0.5%)
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	4.250%	1/1/2052	40	38
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/2052	115	118
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	4.000%	1/1/2054	25	22
	Minnesota (State Office Building Project) COP	5.000%	11/1/2043	10	11
	Minnesota GO	5.000%	8/1/2036	10	12
	Minnesota GO	5.000%	8/1/2037	30	35
	Minnesota GO	5.000%	8/1/2037	115	135
	Minnesota GO	5.000%	8/1/2038	95	109
	Minnesota GO	5.000%	8/1/2038	80	93
	Minnesota GO	4.000%	9/1/2038	55	57
	Minnesota GO	5.000%	8/1/2039	105	120

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Minnesota GO	5.000%	8/1/2042	120	134
	Minnesota Higher Education Facilities Authority College & University Revenue	4.125%	10/1/2053	10	9
	North St. Paul-Maplewood-Oakdale Independent School District No. 622 GO	3.000%	2/1/2046	50	39
					932
Mississippi (0.0%)
	Mississippi GO	4.000%	11/1/2038	65	65
Missouri (0.2%)
	Jackson County MO Special Obligation Revenue	4.250%	12/1/2053	90	85
	Jackson County MO Special Obligation Revenue	4.375%	12/1/2058	55	53
	Jackson County MO Special Obligation Revenue	5.250%	12/1/2058	95	99
	Metropolitan St. Louis Sewer District Sewer Revenue	5.250%	5/1/2052	50	52
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	4.000%	12/1/2041	30	30
					319
Nebraska (0.5%)
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2042	40	41
	Omaha Public Power District Electric Power & Light Revenue	4.250%	2/1/2047	5	5
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/2048	95	101
	Omaha Public Power District Electric Power & Light Revenue	5.500%	2/1/2049	50	54
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/2050	125	133
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/2053	125	131
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/2054	100	103
	Omaha Public Power District Electric Power & Light Revenue	5.500%	2/1/2054	100	107
	Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/2055	50	53
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/2049	200	200
	University of Nebraska Facilities Corp. College & University Revenue	4.000%	7/15/2062	55	47
					975
Nevada (0.7%)
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/2036	65	73
[1]	Clark County NV Fuel Sales Tax Revenue	4.000%	7/1/2040	50	51
	Clark County NV GO	4.000%	7/1/2046	100	97
	Clark County NV GO	5.000%	5/1/2048	40	41
	Clark County School District GO	5.000%	6/15/2042	50	55
	Clark County School District GO	5.000%	6/15/2044	105	113
	Clark County Water Reclamation District GO	5.000%	7/1/2049	45	47
	Clark County Water Reclamation District GO	5.000%	7/1/2053	5	5
	Henderson NV GO	4.000%	6/1/2050	85	78
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2043	100	103
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	4.000%	7/1/2049	100	90
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/2049	55	57
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.250%	7/1/2049	125	130
	Las Vegas Valley Water District GO	5.000%	6/1/2038	50	57
	Las Vegas Valley Water District GO	5.000%	6/1/2039	50	57
	Las Vegas Valley Water District GO	5.000%	6/1/2041	80	80
	Las Vegas Valley Water District GO	4.000%	6/1/2046	45	43
	Las Vegas Valley Water District GO	5.250%	6/1/2050	55	59
	Las Vegas Valley Water District GO	4.000%	6/1/2051	80	74
	Las Vegas Valley Water District GO	5.250%	6/1/2055	75	79
[1]	Reno NV Sales Tax Revenue	4.000%	6/1/2058	30	27
	Washoe County NV Gas Tax Fuel Sales Tax Revenue	5.000%	2/1/2042	60	62
					1,478
New Hampshire (0.0%)
[1]	Manchester NH Sewer Revenue	5.250%	6/1/2054	15	16
New Jersey (2.7%)
	New Jersey Economic Development Authority Appropriations Revenue	4.625%	6/15/2048	50	50
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/2048	55	56
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/2044	70	67
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal & Bridge Project)	5.000%	11/1/2052	30	31
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/2042	110	113
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/2036	55	64
	New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/2050	40	29
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	3/1/2053	75	71
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2035	135	98
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2037	190	125
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/2037	25	25

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2038	170	107
New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	12/15/2038	55	56
New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2039	20	20
New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2040	95	54
New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/2041	25	25
New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	6/15/2044	25	25
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2038	75	84
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2039	70	78
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2043	35	38
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/2043	40	42
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.250%	6/15/2044	200	199
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/2046	150	150
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	3.000%	6/15/2050	25	19
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/2050	15	14
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/2050	70	74
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2038	10	10
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2038	50	51
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.250%	6/15/2039	45	42
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2039	15	15
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2044	10	10
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2044	165	170
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2045	50	48
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/2045	25	26
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.500%	6/15/2046	25	21
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/2050	10	7
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2050	55	50
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/2050	90	82
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2036	130	151
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2037	35	40
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2038	160	182
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/2039	215	247
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.250%	6/15/2040	100	102
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2040	185	207
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/2041	145	164
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.000%	6/15/2042	25	25
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/2042	25	27
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/2042	50	55
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Tranportation Program)	5.000%	6/15/2039	110	125
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2037	100	116
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2039	5	6
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2041	50	56
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2042	50	55
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2043	40	43
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2044	140	150
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2045	100	107
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2050	145	150
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.250%	6/15/2050	35	37
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/2055	230	236
New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.250%	6/15/2055	40	42
New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2038	40	25
New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/2039	160	95
New Jersey Turnpike Authority Highway Revenue	3.250%	1/1/2038	120	116
New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2044	90	97
New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2046	125	132
New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2048	15	14
New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2048	50	51
New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2049	25	27
New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2050	135	145
New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/2051	25	23

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2052	100	105
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/2055	35	37
					5,436
New York (26.6%)
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2042	35	40
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2050	45	47
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/2053	300	312
	Battery Park City Authority Miscellaneous Revenue	5.250%	11/1/2055	50	53
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.250%	7/1/2052	15	15
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	4.000%	7/1/2046	5	5
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2036	50	50
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2036	35	38
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2037	60	61
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2037	40	44
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2037	50	53
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2038	55	56
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2038	100	102
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2038	25	27
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2039	25	25
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2040	50	45
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2040	85	86
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2041	135	135
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2041	50	51
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2042	10	10
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2042	35	36
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2043	85	90
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2045	135	130
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2045	105	101
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2047	145	150
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2048	110	82
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2048	15	11
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2048	50	45
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2049	110	101
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2049	40	37
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2050	30	22
	Empire State Development Corp. Income Tax Revenue	3.000%	3/15/2050	30	22
	Empire State Development Corp. Income Tax Revenue	4.000%	3/15/2050	80	73
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2050	100	102
	Empire State Development Corp. Income Tax Revenue	5.000%	3/15/2063	50	51
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2051	15	15
	Empire State Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/2052	30	31
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2036	10	11
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2037	5	5
	Empire State Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/2040	15	16
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2043	25	24
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2043	10	10
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2044	135	128
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2044	140	134
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2045	50	47
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2045	30	28
	Empire State Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/2047	10	9
	Empire State Development Corp. Lease (Appropriation) Revenue	2.625%	3/15/2051	85	56
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2036	65	66
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2037	220	225
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2039	200	204
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2042	20	20
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2042	260	264
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2044	215	205
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2044	60	59
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/2045	15	15
[1]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/2047	105	97
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2037	25	26
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2048	50	52
[1]	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2053	50	52
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2035	30	31
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2036	80	81
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2041	65	73
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2042	125	127

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2043	25	27
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2044	165	178
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2045	40	43
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2046	40	40
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2047	30	30
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2047	35	35
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2047	100	104
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2049	20	21
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2049	60	62
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2050	20	18
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2051	5	5
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2051	60	62
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2052	30	26
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.000%	11/15/2052	55	57
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	4.000%	11/15/2054	50	45
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2054	45	47
	Metropolitan Transportation Authority Transit Revenue	3.250%	11/15/2036	75	69
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2036	100	100
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2036	15	17
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2037	10	11
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2037	50	56
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2038	15	15
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2038	25	25
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2039	60	35
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2040	225	124
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2040	5	5
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2040	60	65
	Metropolitan Transportation Authority Transit Revenue	3.500%	11/15/2041	70	61
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2041	50	50
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2041	90	89
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2041	50	50
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2041	60	65
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2042	140	135
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	35	33
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	25	24
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2043	150	142
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2044	50	52
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2044	65	68
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	75	67
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	105	95
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2045	15	14
	Metropolitan Transportation Authority Transit Revenue	4.750%	11/15/2045	60	60
	Metropolitan Transportation Authority Transit Revenue	3.000%	11/15/2046	25	18
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	30	27
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	50	44
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	45	39
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2046	15	13
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2047	25	25
	Metropolitan Transportation Authority Transit Revenue	5.500%	11/15/2047	90	96
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2048	20	17
[2]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2048	65	59
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2049	75	65
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2049	100	86
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2049	70	73
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2050	20	17
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2050	45	40
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2050	35	30
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2050	305	309
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2051	65	56
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2052	15	13
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2052	25	25
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/2053	50	42
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2055	175	179
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2055	50	52
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2056	125	125
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2056	80	80
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2056	35	35
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/2057	60	60
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/2050	130	117

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/2053	10	10
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/2051	115	115
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/2056	85	85
	Nassau County NY GO	4.125%	4/1/2047	20	19
	Nassau County NY GO	5.000%	4/1/2049	50	53
	Nassau County NY GO	4.000%	4/1/2054	75	68
	Nassau County NY GO	5.000%	4/1/2055	15	16
	New York City Educational Construction Fund Lease (Non-Terminable) Revenue	5.000%	4/1/2052	25	25
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	2.500%	3/1/2037	125	103
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2038	50	47
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2040	45	40
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/2045	70	67
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2049	45	33
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/2049	75	54
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2036	145	143
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	120	144
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	10	12
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	25	30
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2036	35	42
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2037	20	19
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2037	75	75
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	55	56
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2038	40	43
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2039	50	50
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/2040	15	15
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2040	50	50
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	50	54
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	45	47
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2040	125	133
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2041	135	136
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2041	45	45
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2041	200	213
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2041	90	96
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2042	50	50
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2043	90	98
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2043	20	22
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2044	20	16
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2044	100	96
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2044	30	32
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2044	15	16
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2044	25	27
	New York City Municipal Water Finance Authority Water Revenue	3.375%	6/15/2045	30	25
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2045	175	168
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2045	205	196
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2045	200	211
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2046	95	89
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2046	50	47
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2046	150	141
	New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/2046	35	34
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	65	66
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2046	35	37
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2046	70	70
	New York City Municipal Water Finance Authority Water Revenue	3.750%	6/15/2047	80	69
	New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/2047	50	48
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2047	65	68
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2047	25	26
[7]	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2047	100	106
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2047	35	37
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2047	75	80
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/2048	85	71
	New York City Municipal Water Finance Authority Water Revenue	3.625%	6/15/2048	80	68
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2048	30	30
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2048	40	41
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2048	25	26
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2048	25	26
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2049	75	68
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2049	65	59
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2049	100	91
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2049	25	23

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2049	100	103
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2049	60	63
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2050	20	15
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/2050	5	4
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2050	70	64
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2050	70	64
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2050	85	78
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2050	60	62
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2051	30	27
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2051	95	86
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2051	55	57
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/2052	80	72
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2052	115	119
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2052	195	205
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2053	50	51
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2053	50	52
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2053	50	53
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2054	85	89
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2054	135	142
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2055	200	207
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2055	50	53
	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2055	215	227
[7]	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/2056	90	93
[7]	New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/2056	120	127
[7]	New York City Municipal Water Finance Authority Water Revenue	5.500%	6/15/2056	110	119
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2036	110	111
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/2036	205	216
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2037	45	46
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2038	75	76
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2042	60	60
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/2044	110	105
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2040	125	125
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2042	70	70
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2043	125	129
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2045	90	84
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/2045	100	102
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/2045	200	206
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/2046	35	32
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.500%	7/15/2047	40	33
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.625%	7/15/2047	100	85
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2036	25	25
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2036	50	50
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	40	43
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	75	85
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2036	55	63
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2036	120	124
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2036	75	79
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2036	60	60
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	40	45
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	15	17
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2036	175	207
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2037	100	91
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2037	20	20
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	115	120
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2037	65	69
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2037	110	113
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2037	50	52
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	175	199
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	10	11
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2037	50	58
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2037	50	56
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2038	50	51
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2038	50	50
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2038	100	102
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2038	25	28
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	65	68
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	90	92
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	65	73
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	85	97
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2038	15	17

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2038	75	76
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2038	50	50
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2038	100	105
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	180	203
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	50	57
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2038	50	57
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2038	45	50
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2039	40	36
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2039	100	102
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2039	200	218
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2039	60	61
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2039	40	41
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	25	26
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	95	100
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	35	39
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	65	73
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2039	125	141
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.625%	8/1/2039	10	10
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2039	25	25
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2039	25	25
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2039	50	50
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2039	85	86
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	85	96
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2039	100	113
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2040	20	20
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2040	70	71
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2040	15	15
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	50	50
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	75	79
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	20	21
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	80	88
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	75	84
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2040	45	51
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2040	45	47
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2040	30	30
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2040	50	50
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	85	93
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	55	61
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	25	28
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2040	15	17
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2040	65	72
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2041	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2041	95	103
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2041	25	26
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2041	200	199
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2041	165	169
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2041	50	54
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2041	30	30
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2041	50	55
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2041	50	55
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2042	10	10
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2042	35	37
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2042	15	15
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2042	25	25
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2042	105	107
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/2042	50	42
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2042	170	167
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2042	100	103
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2042	50	49
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2042	100	110
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2043	80	79
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2043	140	149
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2043	40	39
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2043	60	59
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2043	45	43
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2043	40	43
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2043	45	50
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2043	25	24
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2043	100	108
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2043	100	109

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2044	80	77
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	30	32
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2044	40	43
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2044	80	77
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2044	80	77
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2044	125	121
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	30	32
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2044	50	53
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2044	100	97
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2044	15	14
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2044	110	118
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2044	40	43
[7]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2045	25	27
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/2045	55	43
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2045	25	24
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	150	160
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2045	50	53
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2045	100	94
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/2045	115	119
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2045	135	126
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2045	40	42
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2045	150	163
[7]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2046	30	32
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/2046	25	19
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2046	10	9
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2046	105	110
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/2046	35	32
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2046	125	130
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2046	65	68
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2046	25	26
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2047	75	77
[7]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2047	100	104
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2047	100	92
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2047	100	103
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2047	75	78
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2047	20	21
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2048	25	26
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2048	25	26
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2048	55	50
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/2048	50	46
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2048	10	10
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2049	65	59
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2049	5	5
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2049	100	103
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2049	125	132
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2050	20	21
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2050	70	73
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2050	40	42
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/2050	105	77
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2050	250	258
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	2.250%	2/1/2051	30	18
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/2051	40	29
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2051	35	32
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2051	25	23
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/2051	45	41
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2051	10	10
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2051	30	27
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2051	40	41
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2051	80	84
[7]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	2/1/2052	285	299
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2052	35	36
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	5/1/2052	90	96
[7]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/2053	30	31
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	2/1/2053	35	36
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/2053	40	36
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.375%	5/1/2053	30	29
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2053	15	15
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/2053	40	41
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.250%	5/1/2054	75	71
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/2054	50	51

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2055	50	52
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	5/1/2055	60	63
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/2055	250	262
New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2040	95	95
New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	4.000%	11/15/2045	45	42
New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2054	160	39
New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.250%	2/15/2041	95	74
New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/2042	60	52
New York Liberty Development Corp. Intergovernmental Agreement Revenue	4.000%	2/15/2043	95	93
New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/2044	120	92
New York NY GO	5.000%	12/1/2035	75	76
New York NY GO	5.000%	4/1/2036	15	16
New York NY GO	5.000%	8/1/2036	35	40
New York NY GO	5.000%	8/1/2036	40	45
New York NY GO	5.000%	10/1/2036	40	45
New York NY GO	5.000%	12/1/2036	105	111
New York NY GO	5.000%	3/1/2037	20	21
New York NY GO	4.000%	8/1/2037	25	26
New York NY GO	5.000%	8/1/2037	35	35
New York NY GO	5.000%	10/1/2037	15	15
New York NY GO	5.000%	12/1/2037	30	32
New York NY GO	5.000%	12/1/2037	20	20
New York NY GO	4.000%	3/1/2038	50	51
New York NY GO	5.000%	3/1/2038	40	45
New York NY GO	3.375%	4/1/2038	80	79
New York NY GO	5.000%	8/1/2038	25	25
New York NY GO	5.000%	8/1/2038	140	150
New York NY GO	5.000%	8/1/2038	25	28
New York NY GO	5.000%	8/1/2038	95	105
New York NY GO	5.000%	9/1/2038	75	83
New York NY GO	5.000%	10/1/2038	25	26
New York NY GO	5.000%	10/1/2038	35	37
New York NY GO	5.000%	2/1/2039	50	57
New York NY GO	5.000%	4/1/2039	50	52
New York NY GO	5.000%	4/1/2039	50	56
New York NY GO	5.000%	8/1/2039	30	32
New York NY GO	5.000%	9/1/2039	80	87
New York NY GO	5.000%	10/1/2039	35	37
New York NY GO	5.000%	12/1/2039	75	79
New York NY GO	5.000%	3/1/2040	25	26
New York NY GO	5.000%	4/1/2040	180	186
New York NY GO	4.000%	8/1/2040	150	151
New York NY GO	5.000%	8/1/2040	80	88
New York NY GO	4.000%	10/1/2040	25	25
New York NY GO	5.000%	10/1/2040	65	73
New York NY GO	3.000%	3/1/2041	30	26
New York NY GO	4.000%	3/1/2041	100	100
New York NY GO	4.000%	3/1/2041	50	50
New York NY GO	5.000%	4/1/2041	200	217
New York NY GO	4.000%	8/1/2041	35	35
New York NY GO	5.000%	9/1/2041	50	54
New York NY GO	5.000%	10/1/2041	65	72
New York NY GO	5.000%	12/1/2041	25	25
New York NY GO	4.000%	3/1/2042	40	40
New York NY GO	4.000%	8/1/2042	25	25
New York NY GO	3.250%	10/1/2042	15	13
New York NY GO	5.000%	3/1/2043	60	62
New York NY GO	5.000%	4/1/2043	145	148
New York NY GO	5.250%	4/1/2043	25	27
New York NY GO	5.250%	5/1/2043	15	16
New York NY GO	5.000%	8/1/2043	50	52
New York NY GO	5.000%	9/1/2043	25	27
New York NY GO	5.000%	10/1/2043	25	26
New York NY GO	5.250%	10/1/2043	160	172
New York NY GO	4.000%	12/1/2043	75	72
New York NY GO	5.000%	3/1/2044	40	42
New York NY GO	5.000%	4/1/2044	90	96
New York NY GO	4.000%	8/1/2044	50	48
New York NY GO	5.000%	9/1/2044	75	80
New York NY GO	3.000%	10/1/2044	45	36

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO	5.250%	2/1/2045	140	151
	New York NY GO	3.000%	3/1/2045	45	35
	New York NY GO	5.000%	3/1/2045	40	42
	New York NY GO	5.500%	5/1/2045	135	144
	New York NY GO	3.000%	8/1/2045	25	20
	New York NY GO	5.000%	8/1/2045	75	79
	New York NY GO	5.250%	9/1/2045	10	11
	New York NY GO	4.000%	3/1/2046	40	37
	New York NY GO	3.500%	4/1/2046	90	76
	New York NY GO	5.000%	8/1/2046	65	68
	New York NY GO	4.000%	9/1/2046	40	37
	New York NY GO	5.000%	10/1/2046	125	131
	New York NY GO	4.000%	3/1/2047	15	14
	New York NY GO	5.250%	4/1/2047	110	116
	New York NY GO	5.000%	8/1/2047	200	206
	New York NY GO	5.000%	9/1/2047	135	140
	New York NY GO	5.250%	10/1/2047	10	10
	New York NY GO	5.250%	2/1/2048	100	106
	New York NY GO	5.250%	3/1/2048	15	16
	New York NY GO	5.000%	9/1/2048	50	52
	New York NY GO	4.000%	3/1/2050	105	94
	New York NY GO	4.000%	4/1/2050	120	109
	New York NY GO	5.000%	4/1/2050	100	103
	New York NY GO	4.000%	8/1/2050	60	54
	New York NY GO	5.250%	8/1/2050	20	21
	New York NY GO	5.250%	9/1/2050	115	120
	New York NY GO	3.000%	3/1/2051	30	22
	New York NY GO	5.250%	10/1/2051	105	110
	New York NY GO	4.000%	9/1/2052	35	31
	New York NY GO	5.250%	2/1/2053	55	58
	New York NY GO	5.250%	3/1/2053	50	52
	New York NY GO	4.125%	8/1/2053	40	36
	New York NY GO	5.000%	8/1/2053	10	10
	New York NY GO	5.250%	8/1/2053	90	94
	New York NY GO	5.250%	4/1/2054	65	68
	New York NY GO	5.000%	10/1/2055	70	72
	New York NY GO	5.250%	10/1/2055	75	78
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2045	30	29
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2050	125	114
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2054	5	4
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2055	40	36
	New York Power Authority Electric Power & Light Revenue	3.250%	11/15/2060	20	15
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/2060	15	13
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/2047	55	51
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/2052	20	18
[1]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/2061	25	22
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2036	50	50
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2036	30	30
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2038	35	41
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2039	100	100
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2039	35	35
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2040	20	20
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2040	50	50
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/2041	50	45
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2041	75	75
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2041	25	25
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2041	30	34
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2043	100	97
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2045	25	24
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2045	60	64
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2046	50	45
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2046	90	101
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2047	75	83
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2048	50	43
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2048	35	39
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2049	75	68
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2049	50	45
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2049	100	101
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2050	40	41
	New York State Dormitory Authority College & University Revenue	5.000%	7/15/2050	15	15

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/2050	50	55
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2051	60	63
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/2052	15	13
	New York State Dormitory Authority College & University Revenue	5.250%	7/1/2054	50	51
	New York State Dormitory Authority College & University Revenue	5.500%	7/1/2054	115	125
	New York State Dormitory Authority College & University Revenue (New School Project)	4.000%	7/1/2043	30	27
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2046	45	45
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2036	50	51
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2036	55	57
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	80	85
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	70	78
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2036	5	6
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2037	60	61
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2037	120	121
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2037	100	103
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2037	40	41
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2037	10	11
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2037	40	47
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2038	65	67
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2038	25	26
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2038	65	74
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2039	35	35
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2039	95	97
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2040	100	101
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2040	5	5
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2040	15	15
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2040	15	15
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2040	30	31
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2041	205	180
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2041	60	53
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2041	10	10
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2042	50	55
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2043	50	51
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2044	50	49
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2044	50	54
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2045	10	10
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2045	125	133
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2046	20	18
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2046	5	5
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2046	55	51
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2046	30	32
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/2047	160	147
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2047	80	73
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2047	5	5
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2047	100	93
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2047	150	153
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2047	100	107
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2048	40	41
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2048	45	40
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2048	80	73
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2048	25	23
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2048	20	21
	New York State Dormitory Authority Income Tax Revenue	3.000%	2/15/2049	20	15
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2049	75	68
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2049	95	86
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/2050	40	29
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2050	50	52
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2050	50	53
	New York State Dormitory Authority Income Tax Revenue	3.500%	3/15/2052	145	117
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2052	50	52
	New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/2052	85	89
	New York State Dormitory Authority Income Tax Revenue	5.500%	3/15/2053	15	16
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/2054	105	95
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2054	85	88
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2055	70	72
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/2055	175	180
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2038	40	44
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/2038	45	52
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/2042	40	44

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2036	105	117
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2037	10	10
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2038	155	159
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2039	20	20
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2040	75	76
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2043	55	54
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/2047	60	55
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	65	66
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	100	105
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2036	20	23
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	45	47
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	135	143
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	20	23
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2037	50	59
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2038	55	64
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2039	100	104
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2039	100	115
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2039	95	109
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2040	40	41
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2040	75	79
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	50	51
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	90	94
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	50	52
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2041	45	51
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	200	203
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	15	16
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	100	104
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2042	50	56
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	60	61
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	100	103
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	25	26
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	55	60
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2043	100	110
	New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2044	5	5
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2044	185	191
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2044	55	60
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2045	60	64
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2045	50	54
	New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2047	120	110
	New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2048	25	23
	New York State Dormitory Authority Sales Tax Revenue	4.250%	3/15/2048	85	82
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2048	25	26
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2049	25	26
	New York State Dormitory Authority Sales Tax Revenue	5.250%	3/15/2050	35	37
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2051	80	83
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2051	15	16
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2052	65	67
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2053	15	15
	New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/2054	55	50
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2054	50	51
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2054	15	15
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2055	65	67
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/2055	210	217
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2048	50	51
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/2049	25	26
	New York State Environmental Facilities Corp. Water Revenue	5.250%	6/15/2053	50	54
	New York State Environmental Facilities Corp. Water Revenue (New York City Municipal Water Finance Authority Project)	5.000%	6/15/2055	125	132
	New York State Housing Finance Agency Income Tax Revenue	5.000%	6/15/2054	135	138
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2037	40	41
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2038	5	5
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2038	90	103
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2039	60	61
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2043	50	49
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2044	10	10
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2045	165	153
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2046	50	39
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2046	55	55
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2046	65	69

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2047	25	23
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2048	30	22
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2048	25	23
	New York State Thruway Authority Highway Revenue	5.000%	1/1/2049	75	79
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2050	50	36
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2050	55	40
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2050	100	88
[1]	New York State Thruway Authority Highway Revenue	3.000%	1/1/2053	75	54
	New York State Thruway Authority Highway Revenue	3.000%	1/1/2053	75	53
	New York State Thruway Authority Highway Revenue	5.250%	1/1/2054	110	116
	New York State Thruway Authority Highway Revenue	4.000%	1/1/2056	25	22
	New York State Thruway Authority Highway Revenue	5.250%	1/1/2056	30	30
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2037	10	12
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2038	5	6
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2040	5	6
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/2044	100	97
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2044	70	76
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/2049	65	60
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2049	50	52
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/2050	90	83
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/2051	90	83
	New York State Thruway Authority Income Tax Revenue	4.125%	3/15/2052	50	47
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2053	20	20
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2053	35	36
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2055	100	101
	New York State Thruway Authority Income Tax Revenue	4.125%	3/15/2056	50	46
	New York State Thruway Authority Income Tax Revenue	4.125%	3/15/2057	140	128
	New York State Thruway Authority Income Tax Revenue	5.125%	3/15/2057	50	52
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/2059	90	92
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2037	25	26
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2039	15	15
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2042	50	50
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2043	25	25
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2046	25	23
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2047	50	46
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2052	50	45
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2055	65	58
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2056	40	36
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/2058	90	80
	Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	5.000%	12/1/2045	65	67
	Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	4.000%	12/1/2049	85	77
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2036	85	88
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/2036	130	151
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2037	50	52
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2037	15	18
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2038	50	51
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2038	20	21
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/2038	55	56
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2039	10	10
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2039	25	29
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2040	50	51
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/15/2040	5	5
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/2041	20	20
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2042	5	5
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/2042	5	6
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/2042	50	51
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.250%	12/1/2042	25	22
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/2044	50	52
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2050	50	52
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	8/1/2052	25	26
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/2054	75	78
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/2054	10	10
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/2055	50	52
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/2056	130	131
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/15/2057	10	10
	Suffolk County Water Authority Water Revenue	4.000%	6/1/2041	55	55
	Suffolk County Water Authority Water Revenue	3.250%	6/1/2043	10	9
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/2039	50	55
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	4.500%	5/15/2047	35	35
	Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.250%	5/15/2047	55	58

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	4.500%	5/15/2052	20	20
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.500%	5/15/2052	130	138
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2036	15	15
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2037	50	53
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2041	125	125
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2042	5	5
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2043	50	51
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2044	20	21
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2046	115	115
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2047	25	23
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/2048	30	22
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2051	95	97
Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/2051	25	26
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2052	35	32
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2054	155	139
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2054	30	27
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2054	50	51
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/2056	40	35
Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/2057	15	16
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/2039	50	57
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/2040	70	79
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2043	80	85
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/2043	105	113
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2043	50	54
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2044	170	182
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2046	75	70
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2046	20	19
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2047	25	26
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2047	65	67
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	12/1/2047	40	43
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2049	25	26
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	12/1/2050	25	26
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	2.500%	5/15/2051	10	6
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/2051	75	55
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2051	40	36
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/2051	25	23
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2051	185	190
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2051	50	51
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2052	80	88
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2052	45	47
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.125%	5/15/2054	65	59
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2054	60	62
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2054	30	31
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	12/1/2054	50	53
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2056	25	25
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/2057	65	66
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/2057	100	104
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.500%	12/1/2059	50	53
Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/2048	50	46
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2048	60	62
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2049	35	36
Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/2054	60	54
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/2054	90	93
Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/2057	50	45
Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.250%	5/15/2058	65	59
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2058	100	104
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2059	75	78
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2059	75	78
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2062	5	5
Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.500%	5/15/2063	45	43
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.500%	5/15/2063	35	37
Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/2064	125	111
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/2064	60	62
Troy Capital Resource Corp. College & University Revenue (Rensselaer Polytechnic Institute Project)	4.000%	9/1/2040	15	15
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2038	75	89
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2039	20	22
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2040	165	192
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2041	75	85

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/2050	20	21
					53,223
North Carolina (0.5%)
	Brunswick County NC Enterprise Systems Water Revenue	3.000%	4/1/2050	50	36
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/2044	65	65
	Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/2051	10	9
	Charlotte NC Airport Port, Airport & Marina Revenue	5.250%	7/1/2053	80	84
	Charlotte NC Airport Port, Airport & Marina Revenue	5.250%	7/1/2055	25	27
	Charlotte NC Water & Sewer System Water Revenue	4.000%	7/1/2052	50	48
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/2054	50	53
	Guilford County NC GO	4.000%	3/1/2043	35	35
	North Carolina GO	2.125%	6/1/2036	50	45
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/2044	100	44
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/2045	75	31
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/2046	100	38
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/2049	150	49
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2049	105	106
[1]	North Carolina Turnpike Authority Highway Revenue	0.000%	1/1/2050	115	36
[1]	North Carolina Turnpike Authority Highway Revenue	0.000%	1/1/2051	75	22
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/2051	45	45
[1]	North Carolina Turnpike Authority Highway Revenue	0.000%	1/1/2053	25	7
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/2054	130	130
[1]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/2058	80	81
	Raleigh NC Combined Enterprise System Water Revenue	4.000%	9/1/2053	30	29
	Union County NC Enterprise System Water Revenue	3.000%	6/1/2046	25	20
	Union County NC Enterprise System Water Revenue	3.000%	6/1/2051	20	15
					1,055
North Dakota (0.0%)
[1]	University of North Dakota COP	3.000%	6/1/2061	35	23
Ohio (1.2%)
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/2041	70	70
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/2046	45	45
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	4.000%	2/15/2036	25	26
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	5.000%	2/15/2038	105	118
	American Municipal Power Inc. Electric Power & Light Revenue (Prairie State Energy Campus Project)	4.000%	2/15/2039	50	50
[2]	Bedford City School District GO	5.500%	12/1/2055	75	79
[2]	Berea City School District GO	4.000%	12/1/2053	60	54
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/2050	5	5
	Columbus Regional Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/2055	25	26
	EHOVE Joint Vocational School District GO	5.250%	12/1/2061	50	51
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2051	40	40
	JobsOhio Beverage System Economic Development Miscellaneous Revenue	5.000%	1/1/2037	110	129
	JobsOhio Beverage System Economic Development Miscellaneous Revenue	5.000%	1/1/2050	55	58
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/2053	50	52
	Miami University OH College & University Revenue	5.000%	9/1/2041	30	30
	North Ridgeville City School District GO	4.500%	12/1/2061	10	10
	Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/2036	70	72
	Northeast Ohio Regional Sewer District Sewer Revenue	3.250%	11/15/2040	25	23
	Ohio Higher Educational Facility Commission College & University Revenue	5.250%	10/1/2053	40	42
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2024 Project)	5.250%	5/1/2049	50	49
	Ohio State University College & University Revenue	3.000%	12/1/2044	100	81
	Ohio State University College & University Revenue (Multiyear Debt Issuance Program)	5.250%	12/1/2046	45	48
	Ohio State University College & University Revenue (Multiyear Debt Issuance Program)	4.250%	12/1/2056	20	19
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2037	110	77
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2038	110	73
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/2039	75	84
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2040	80	48
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2041	20	11
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2042	145	77
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/2043	115	58
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/2046	55	51
	Ohio University College & University Revenue	5.000%	12/1/2044	50	51
	Ohio University College & University Revenue	4.000%	12/1/2047	10	9
	Ohio Water Development Authority Intergovernmental Agreement Revenue	5.000%	6/1/2046	25	26
	Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/2037	35	38
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2036	50	59
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2040	35	37

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2041	25	28
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/2044	155	168
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2042	50	55
	Ohio Water Development Authority Water Revenue	5.000%	12/1/2043	45	49
	Ohio Water Development Authority Water Revenue	5.250%	12/1/2046	75	82
[1]	Port of Greater Cincinnati Development Authority Intergovernmental Agreement Revenue	4.375%	12/1/2058	15	14
	Shaker Heights City School District GO	5.250%	12/15/2059	10	11
[2]	Summit County Development Finance Authority Local or Guaranteed Housing Revenue (PRG - Akron Properties LLC – The University of Akron Project)	5.500%	7/1/2060	5	5
	Toledo Lucas County Public Library GO	5.000%	12/1/2054	35	36
	University of Cincinnati College & University Revenue	5.000%	6/1/2049	40	41
					2,365
Oklahoma (0.7%)
[2]	Creek County Educational Facilities Authority Lease (Appropriation) Revenue (Sapulpa Public School Project)	4.125%	9/1/2048	80	76
	Edmond Public Works Authority Sales Tax Revenue	5.000%	7/1/2042	90	91
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2041	60	65
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue	5.250%	7/1/2055	55	58
	Oklahoma Capitol Improvement Authority Lease Revenue	4.000%	7/1/2038	80	81
	Oklahoma City Water Utilities Trust Water Revenue	5.000%	7/1/2054	35	37
	Oklahoma County Finance Authority Lease (Appropriation) Revenue (Choctaw-Nicoma Park Public Schools Project)	5.000%	9/1/2036	35	39
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2040	50	57
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/2047	25	23
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/2047	30	30
	Oklahoma Turnpike Authority Highway Revenue	5.250%	1/1/2047	10	11
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/2048	105	97
	Oklahoma Turnpike Authority Highway Revenue	4.500%	1/1/2053	100	101
	Oklahoma Turnpike Authority Highway Revenue	5.500%	1/1/2053	110	117
	Oklahoma Turnpike Authority Highway Revenue	5.500%	1/1/2054	255	276
	Oklahoma Water Resources Board Intergovernmental Agreement Revenue (State Loan Program)	5.000%	10/1/2055	100	103
	Oklahoma Water Resources Board Water Revenue	5.000%	4/1/2051	50	51
	Oklahoma Water Resources Board Water Revenue (Clean Water Program)	5.250%	4/1/2050	100	106
					1,419
Oregon (0.4%)
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/2036	185	119
	Deschutes Public Library District GO	3.000%	12/1/2041	40	35
	Multnomah County School District No. 40 GO	0.000%	6/15/2043	35	15
	Multnomah County School District No. 40 GO	0.000%	6/15/2051	255	70
	Multnomah County School District No. 40 GO	5.500%	6/15/2053	10	11
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2036	50	57
	Oregon (Article XI-Q State Projects) GO	5.000%	5/1/2039	55	62
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/2036	50	54
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2040	100	111
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/2042	10	11
	Salem-Keizer School District No. 24J GO	0.000%	6/15/2039	10	6
	University of Oregon College & University Revenue	5.000%	4/1/2050	135	139
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2037	50	33
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2041	50	25
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2045	50	19
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/2048	200	68
					835
Pennsylvania (3.5%)
	Allegheny County PA GO	5.000%	11/1/2041	95	96
	Allegheny County PA GO	5.000%	12/1/2054	25	26
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/2048	90	84
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/2049	60	56
	Allegheny County Sanitary Authority Sewer Revenue	5.250%	12/1/2055	25	26
	Commonwealth of Pennsylvania COP	5.000%	7/1/2043	125	128
	Commonwealth of Pennsylvania COP	4.000%	7/1/2046	85	79
	Commonwealth of Pennsylvania GO	4.000%	3/1/2036	50	51
	Commonwealth of Pennsylvania GO	3.000%	5/1/2036	50	49
	Commonwealth of Pennsylvania GO	4.000%	3/1/2037	35	36
	Commonwealth of Pennsylvania GO	2.000%	5/15/2037	25	21
	Commonwealth of Pennsylvania GO	4.000%	3/1/2038	35	36
	Commonwealth of Pennsylvania GO	5.000%	10/1/2038	50	55
[1]	Commonwealth of Pennsylvania GO	3.750%	3/1/2039	90	90
	Commonwealth of Pennsylvania GO	2.000%	5/1/2039	90	71
	Commonwealth of Pennsylvania GO	2.000%	5/15/2039	35	28
	Commonwealth of Pennsylvania GO	2.125%	5/1/2040	70	55

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Pennsylvania GO	4.000%	8/15/2040	75	76
	Commonwealth of Pennsylvania GO	4.000%	9/1/2040	65	66
	Commonwealth of Pennsylvania GO	4.125%	10/1/2041	65	66
	Commonwealth of Pennsylvania GO	5.000%	4/1/2042	85	95
	Commonwealth of Pennsylvania GO	4.000%	9/1/2042	70	70
	Commonwealth of Pennsylvania GO	4.000%	9/1/2043	50	50
	Commonwealth of Pennsylvania GO	4.000%	8/15/2044	70	68
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/2047	50	50
	Delaware River Port Authority Port, Airport & Marina Revenue	5.000%	1/1/2040	50	56
[1]	Lancaster PA GO	4.000%	11/1/2046	10	9
	Pennsylvania Economic Development Financing Authority College & University Revenue (Villanova University Project)	5.000%	8/1/2049	75	78
[1]	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	0.000%	7/1/2053	15	4
	Pennsylvania Economic Development Financing Authority Parking System Auto Parking Revenue	4.375%	7/1/2053	30	28
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	10/1/2038	60	60
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/2041	30	30
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.000%	6/15/2045	245	188
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	8/15/2046	65	66
	Pennsylvania State University College & University Revenue	5.250%	9/1/2048	75	80
	Pennsylvania State University College & University Revenue	5.250%	9/1/2053	75	79
	Pennsylvania State University College & University Revenue	5.500%	9/1/2055	40	43
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/2036	65	75
[1]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/2037	90	91
[1]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2037	20	20
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/2038	10	10
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2038	80	92
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2038	175	201
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/2039	50	50
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	115	118
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	25	28
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2040	130	147
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2041	100	100
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2041	255	256
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2042	145	148
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2043	60	58
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2046	25	23
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2046	210	211
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2046	80	83
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	6/1/2047	100	101
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2047	50	51
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2047	10	10
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2047	50	52
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2047	70	74
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2049	35	32
[1]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2049	10	9
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2049	25	26
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2049	150	156
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2050	45	41
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2050	10	10
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2050	5	5
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/2051	40	29
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/2051	85	63
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2051	60	54
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/2051	35	31
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2051	55	56
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2052	100	105
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/2053	25	26
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2053	35	37
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2054	30	31
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/2055	20	21
[3]	Pennsylvania Turnpike Commission Highway Revenue, 5.750% coupon rate effective 12/1/2028	0.000%	12/1/2037	60	63
[3]	Pennsylvania Turnpike Commission Highway Revenue, 6.000% coupon rate effective 12/1/2028	0.000%	12/1/2037	15	15
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2043	50	51
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2046	80	83
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2046	50	52
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2048	150	153
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2048	100	102
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.250%	12/1/2048	30	31
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2051	100	90
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/2051	50	45

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2053	185	191
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2042	105	107
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2047	50	50
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2050	50	51
	Philadelphia IDA College & University Revenue	4.000%	11/1/2045	65	58
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.250%	11/1/2052	65	66
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.500%	11/1/2060	15	16
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/2047	90	91
	Philadelphia PA GO	5.250%	8/1/2043	50	56
	Philadelphia PA GO	5.250%	8/1/2045	50	54
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/2039	60	68
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2044	75	78
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2045	50	52
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/2047	60	64
[1]	Philadelphia PA Water & Wastewater Water Revenue	4.500%	9/1/2048	75	76
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2050	30	31
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/2054	50	51
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2044	20	21
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/2055	15	15
[1]	School District of Philadelphia GO	4.000%	9/1/2043	50	49
[1]	School District of Philadelphia GO	3.000%	9/1/2044	35	28
[2]	Wilkes-Barre PA Area School District GO	4.000%	4/15/2054	55	50
					6,988
Rhode Island (0.1%)
	Rhode Island Health & Educational Building Corp. College & University Revenue	4.000%	9/15/2047	100	90
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	11/1/2053	25	26
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/2040	5	5
					121
South Carolina (0.9%)
	Charleston County Airport District Port, Airport & Marina Revenue	5.250%	7/1/2054	135	142
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/2041	150	150
	Greenville-Spartanburg Airport District Port, Airport & Marina Revenue	5.250%	7/1/2054	25	26
	Mount Pleasent SC Water & Sewer Water Revenue	4.000%	6/1/2044	40	40
[1]	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2040	75	83
	South Carolina Public Service Authority Electric Power & Light Revenue	3.000%	12/1/2041	45	37
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2042	25	25
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2044	35	36
[1]	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2049	45	47
	South Carolina Public Service Authority Electric Power & Light Revenue	5.250%	12/1/2049	65	68
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2052	50	44
[1]	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/2054	100	103
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/2055	15	13
	South Carolina Public Service Authority Miscellaneous Revenue	4.000%	12/1/2045	45	42
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2036	115	116
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2036	100	102
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2037	160	161
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2037	35	35
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2041	50	51
	South Carolina Public Service Authority Nuclear Revenue	5.250%	12/1/2055	25	25
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2056	140	140
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/2055	20	20
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2039	55	57
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/2040	100	103
	Spartanburg County SC School District No. 4 GO	5.250%	3/1/2052	30	31
	University of South Carolina College & University Revenue (Campus Village Project)	5.000%	5/1/2046	15	16
	University of South Carolina College & University Revenue (Campus Village Project)	4.000%	5/1/2051	50	46
					1,759
South Dakota (0.0%)
	South Dakota Conservancy District Water Revenue (State Revolving Fund Program)	5.000%	8/1/2055	50	52
Tennessee (0.7%)
	Clarksville TN Water Sewer & Gas Water Revenue	5.000%	2/1/2045	70	73
[2]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.500%	7/1/2059	10	10
	Memphis TN Memphis Light Gas & Water Division Electric System Electric Power & Light Revenue	4.000%	12/1/2050	160	145
	Memphis TN Memphis Light Gas & Water Division Electric System Electric Power & Light Revenue	5.000%	12/1/2054	65	68
	Memphis TN Memphis Light Gas & Water Division Electric System Electric Power & Light Revenue	5.000%	12/1/2055	100	104
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/2049	5	5

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	4.000%	10/1/2054	15	14
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.000%	10/1/2054	25	26
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.250%	10/1/2058	15	14
[1]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.250%	7/1/2048	25	26
[1]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.250%	7/1/2056	100	105
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2044	115	120
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2049	15	14
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2054	25	25
	Nashville & Davidson County TN Metropolitan Government Electric Power & Light Revenue	5.250%	5/15/2049	100	106
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2040	35	39
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2041	100	112
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2042	75	83
	Nashville & Davidson County TN Metropolitan Government Water & Sewer Water Revenue	5.000%	7/1/2038	50	57
	Nashville & Davidson County TN Metropolitan Government Water & Sewer Water Revenue	5.000%	7/1/2046	5	5
	Nashville & Davidson County TN Metropolitan Government Water & Sewer Water Revenue	5.250%	7/1/2055	55	58
	Tennessee State School Bond Authority Intergovernmental Agreement Revenue	5.000%	11/1/2047	125	131
	Tennessee State School Bond Authority Intergovernmental Agreement Revenue	5.000%	11/1/2052	95	99
					1,439
Texas (15.3%)
	Alamo Community College District GO	4.750%	8/15/2050	25	25
[8]	Aldine Independent School District GO	4.000%	2/15/2054	85	78
[8]	Alvin TX Independent School District GO	5.250%	2/15/2050	75	80
[8]	Anna Independent School District GO	5.250%	2/15/2055	60	63
[8]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	2/15/2044	20	19
[8]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2048	30	27
[8]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	3.000%	8/15/2049	95	71
[8]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	3.000%	8/15/2049	75	56
[8]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.125%	8/15/2049	55	52
[8]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	3.000%	8/15/2054	5	4
[8]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	4.125%	8/15/2054	55	50
[1]	Arlington TX Special Tax Revenue	4.000%	2/15/2044	60	58
[8]	Aubrey Independent School District GO	4.000%	2/15/2047	15	14
[8]	Aubrey Independent School District GO	4.000%	2/15/2052	10	9
	Austin Community College District GO	5.000%	8/1/2048	65	68
	Austin Community College District GO	5.250%	8/1/2050	30	32
	Austin Community College District GO	5.250%	8/1/2053	20	21
[8]	Austin Independent School District GO	5.000%	8/1/2038	40	46
[8]	Austin Independent School District GO	5.000%	8/1/2039	70	79
[8]	Austin Independent School District GO	5.000%	8/1/2040	90	99
[8]	Austin Independent School District GO	5.000%	8/1/2041	50	55
	Austin Independent School District GO	5.000%	8/1/2043	70	75
	Austin Independent School District GO	4.000%	8/1/2048	40	38
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/2041	160	162
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2049	55	56
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/2050	15	16
	Austin TX Electric Utility Electric Power & Light Revenue	5.250%	11/15/2053	100	106
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2050	20	21
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2052	15	16
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2053	130	135
[8]	Azle Independent School District GO	4.000%	2/15/2049	50	47
[8]	Barbers Hill Independent School District GO	4.000%	2/15/2049	55	51
[8]	Barbers Hill Independent School District GO	4.250%	2/15/2054	15	14
[8]	Bastrop Independent School District GO	5.000%	2/15/2048	25	26
[8]	Bastrop Independent School District GO	2.250%	2/15/2051	10	6
[8]	Belton Independent School District GO	4.000%	2/15/2047	5	5
[8]	Belton Independent School District GO	4.000%	2/15/2052	50	46
	Bexar County TX GO	4.000%	6/15/2046	50	48
	Birdville Independent School District GO	4.000%	2/15/2048	75	69
[8]	Birdville Independent School District GO	5.000%	2/15/2048	75	78
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2036	50	58
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2037	50	57
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2039	100	113
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2041	40	45
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2042	160	176
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2043	80	86

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/2049	140	154
	Board of Regents of the University of Texas System College & University Revenue	3.500%	8/15/2050	15	12
	Board of Regents of the University of Texas System College & University Revenue	2.500%	8/15/2051	30	19
	Board of Regents of the University of Texas System College & University Revenue	3.250%	8/15/2052	50	39
	Board of Regents of the University of Texas System College & University Revenue	4.000%	8/15/2054	75	69
[8]	Canutillo TX Independent School District GO	4.000%	2/15/2049	40	37
[8]	Canutillo TX Independent School District GO	5.250%	2/15/2060	5	5
[8]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/2048	20	21
[8]	Carrollton-Farmers Branch Independent School District GO	2.250%	2/15/2051	45	27
[8]	Carrollton-Farmers Branch Independent School District GO	4.000%	2/15/2053	40	37
[8]	Carrollton-Farmers Branch Independent School District GO	5.250%	2/15/2055	25	26
[8]	Carrollton-Farmers Branch Independent School District GO, Prere.	5.000%	2/15/2033	5	6
[8]	Cedar Hill Independent School District GO	4.000%	2/15/2050	20	19
	Central Texas Regional Mobility Authority Highway Revenue	3.375%	1/1/2041	95	85
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2045	75	77
	Central Texas Regional Mobility Authority Highway Revenue	3.000%	1/1/2046	50	38
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2046	50	51
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2050	100	90
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/2051	55	49
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2036	100	115
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2037	10	11
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/2039	50	54
[8]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2042	20	20
[8]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2044	25	24
[8]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2044	60	58
[8]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2044	70	66
[8]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.125%	8/15/2049	55	53
[8]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/2050	15	14
[8]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.250%	8/15/2052	30	28
[8]	Comal Independent School District GO	3.000%	2/15/2039	30	28
[8]	Comal Independent School District GO	4.000%	2/15/2049	160	150
[8]	Conroe Independent School District GO	5.000%	2/15/2037	170	195
[8]	Conroe Independent School District GO	5.000%	2/15/2038	65	74
[8]	Conroe Independent School District GO	5.000%	2/15/2039	110	124
[8]	Conroe Independent School District GO	5.000%	2/15/2040	10	11
[8]	Conroe Independent School District GO	5.000%	2/15/2040	40	45
[8]	Conroe Independent School District GO	5.000%	2/15/2041	75	83
[8]	Conroe Independent School District GO	5.000%	2/15/2042	50	55
[8]	Conroe Independent School District GO	5.000%	2/15/2043	65	71
[8]	Conroe Independent School District GO	5.000%	2/15/2045	15	16
[8]	Conroe Independent School District GO	4.000%	2/15/2047	100	95
[8]	Conroe Independent School District GO	5.000%	2/15/2049	80	84
[8]	Conroe Independent School District GO	4.000%	2/15/2050	50	46
[8]	Corpus Christi Independent School District GO	4.000%	8/15/2054	85	76
	Corpus Christi TX Utility System Multiple Utility Revenue	4.125%	7/15/2045	50	48
	Corpus Christi TX Utility System Water Revenue	5.000%	7/15/2049	50	51
[1]	Corpus Christi TX Utility System Water Revenue	5.250%	7/15/2050	60	63
[8]	Crowley Independent School District GO	5.000%	2/1/2048	105	109
[8]	Crowley Independent School District GO	5.000%	2/1/2049	65	68
[8]	Crowley Independent School District GO	5.250%	2/1/2050	75	80
[8]	Crowley Independent School District GO	4.250%	2/1/2053	55	52
[8]	Crowley Independent School District GO	5.250%	2/1/2053	80	84
[8]	Crowley Independent School District GO	4.250%	2/1/2054	55	52
[8]	Crowley Independent School District GO	5.250%	2/1/2056	110	116
[8]	Cypress-Fairbanks Independent School District GO	3.000%	2/15/2041	40	36
[8]	Cypress-Fairbanks Independent School District GO	4.000%	2/15/2044	30	30
[8]	Cypress-Fairbanks Independent School District GO	3.000%	2/15/2045	80	63
[8]	Cypress-Fairbanks Independent School District GO	4.000%	2/15/2048	70	66
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2047	50	52
	Dallas Area Rapid Transit Sales Tax Revenue	4.000%	12/1/2051	60	54
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2036	25	29
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2038	55	62
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2040	125	136
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2042	50	50
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2044	65	70
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2045	50	48
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2045	100	96
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2045	45	43
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2046	70	66
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/2047	65	68

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/2048	50	53
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/2049	30	27
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/2050	65	69
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/2056	50	53
[8]	Dallas Independent School District GO	5.000%	2/15/2048	145	151
[8]	Dallas Independent School District GO	5.000%	2/15/2049	10	10
[7,8]	Dallas Independent School District GO	5.000%	2/15/2051	50	52
[7,8]	Dallas Independent School District GO	4.375%	2/15/2056	75	72
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/2047	75	79
	Dallas TX Waterworks & Sewer System Water Revenue	3.000%	10/1/2050	10	7
	Dallas TX Waterworks & Sewer System Water Revenue	4.125%	10/1/2054	50	46
[8]	Denton Independent School District GO	5.000%	8/15/2036	100	114
[8]	Denton Independent School District GO	5.000%	8/15/2037	75	85
[8]	Denton Independent School District GO	5.000%	8/15/2042	10	11
[8]	Denton Independent School District GO	2.000%	8/15/2048	75	44
[8]	Denton Independent School District GO	4.000%	8/15/2048	50	47
[8]	Denton Independent School District GO	5.000%	8/15/2048	40	42
[8]	Eagle Mountain & Saginaw Independent School District GO	4.000%	8/15/2050	15	14
[8]	Eagle Mountain & Saginaw Independent School District GO	4.000%	8/15/2052	35	32
[8]	Eagle Mountain & Saginaw Independent School District GO	5.000%	8/15/2055	100	103
	Ector County TX GO	5.000%	2/15/2050	25	26
[8]	El Paso Independent School District GO	4.000%	8/15/2045	5	5
[8]	El Paso Independent School District GO	4.000%	8/15/2048	35	32
	El Paso TX GO	5.000%	8/15/2042	50	50
	El Paso TX GO	4.000%	8/15/2045	50	47
	El Paso TX GO	4.000%	8/15/2047	100	91
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/2044	55	54
	El Paso TX Water & Sewer Water Revenue	5.250%	3/1/2049	10	11
	El Paso TX Water & Sewer Water Revenue	5.250%	3/1/2050	25	26
[8]	Forney Independent School District GO	5.000%	8/15/2048	50	52
[8]	Forney Independent School District GO	5.000%	8/15/2050	75	78
[8]	Forney Independent School District GO	2.000%	2/15/2051	25	14
[8]	Forney Independent School District GO	5.250%	8/15/2055	100	106
	Fort Bend County TX GO	5.250%	3/1/2053	95	100
[1]	Fort Bend County TX Toll Road Highway Revenue	5.250%	3/1/2050	30	32
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	2.500%	3/1/2046	25	17
[8]	Fort Bend Independent School District GO	4.000%	8/15/2049	55	51
[8]	Fort Worth Independent School District GO	4.000%	2/15/2048	30	28
[8]	Fort Worth Independent School District GO	5.000%	2/15/2049	10	10
	Fort Worth TX Water & Sewer System Water Revenue	4.250%	2/15/2053	40	38
[8]	Garland Independent School District GO	5.000%	2/15/2036	150	170
[8]	Garland Independent School District GO	5.000%	2/15/2037	75	84
[8]	Garland Independent School District GO	5.000%	2/15/2038	40	45
[8]	Garland Independent School District GO	5.000%	2/15/2048	50	52
	Garland TX Electric Utility System Electric Power & Light Revenue	4.000%	3/1/2049	15	13
[8]	Georgetown Independent School District GO	4.125%	8/15/2047	100	96
[1]	Georgetown TX Electric Utility System Multiple Utility Revenue	5.000%	8/15/2042	55	58
[1]	Georgetown TX Utility System Multiple Utility Revenue	5.250%	8/15/2052	60	62
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2036	30	31
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2038	50	52
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2043	245	252
	Grand Parkway Transportation Corp. Highway Revenue	4.000%	10/1/2045	180	171
	Grand Parkway Transportation Corp. Highway Revenue	5.800%	10/1/2046	15	16
	Grand Parkway Transportation Corp. Highway Revenue	5.850%	10/1/2047	150	158
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/2048	115	117
	Grand Parkway Transportation Corp. Highway Revenue	4.000%	10/1/2049	215	197
	Grand Parkway Transportation Corp. Highway Revenue	3.000%	10/1/2050	50	36
	Grayson County TX Junior College District GO	4.000%	2/15/2049	25	23
[1]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	4.250%	10/1/2053	5	5
[2]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	4.375%	10/1/2053	5	5
[1]	Greenville TX Waterworks & Sewer System Water Revenue	4.375%	2/15/2054	30	28
[8]	Greenwood Independent School District GO	5.000%	2/15/2049	15	15
	Harris County Flood Control District GO	4.250%	10/1/2047	110	107
	Harris County Flood Control District GO	4.000%	9/15/2048	10	9
	Harris County TX GO	5.000%	9/15/2048	85	89
	Harris County TX GO	5.000%	9/15/2054	115	119
	Harris County TX GO	5.000%	9/15/2054	85	88
	Harris County TX Highway Revenue	5.000%	8/15/2041	100	101
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/2040	50	56
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2042	40	40

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2045	75	72
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2048	35	33
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2049	10	9
	Harris County TX Toll Road Highway Revenue	5.250%	8/15/2049	10	11
	Harris County TX Toll Road Highway Revenue	4.000%	8/15/2050	40	37
	Harris County TX Toll Road Highway Revenue	5.250%	8/15/2054	75	79
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	3.125%	11/15/2056	5	3
[8]	Hays Consolidated Independent School District GO	2.250%	2/15/2046	65	43
[8]	Hays Consolidated Independent School District GO	4.000%	2/15/2047	75	71
[8]	Hays Consolidated Independent School District GO	5.000%	2/15/2048	100	103
[8]	Hays Consolidated Independent School District GO	5.250%	2/15/2050	100	106
	Hays County TX GO	4.000%	2/15/2042	80	80
	Hidalgo County TX GO	4.000%	8/15/2043	85	85
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2036	25	25
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2042	10	10
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2044	120	117
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/2045	20	21
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/2047	20	15
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2047	20	18
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2049	60	54
	Houston TX Combined Utility System Water Revenue	5.250%	11/15/2049	55	58
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2051	30	27
	Houston TX Combined Utility System Water Revenue	5.250%	11/15/2054	70	74
	Houston TX GO	5.250%	3/1/2040	15	17
	Houston TX GO	5.000%	3/1/2041	45	50
	Houston TX GO	5.250%	3/1/2042	30	33
	Houston TX GO	5.250%	3/1/2049	175	186
	Houston TX GO	4.125%	3/1/2051	90	83
[8]	Humble Independent School District GO	2.250%	2/15/2049	50	31
[8]	Humble Independent School District GO	4.125%	2/15/2049	35	33
[8]	Hurst-Euless-Bedford Independent School District GO	4.000%	8/15/2050	25	23
[2]	Hutto TX GO	4.125%	8/1/2049	75	71
[2]	Hutto TX GO	4.250%	8/1/2054	75	70
[8]	Irving Independent School District GO	5.000%	2/15/2041	45	49
[8]	Irving Independent School District GO	5.000%	2/15/2043	30	32
[8]	Jarrell Independent School District GO	4.000%	2/15/2054	5	5
[8]	Judson Independent School District GO	4.000%	2/1/2049	55	51
[8]	Judson Independent School District GO	5.000%	2/1/2049	60	63
[8]	Judson Independent School District GO	4.000%	2/1/2053	20	18
[8]	Katy Independent School District GO	4.000%	2/15/2047	25	24
[8]	Katy Independent School District GO	5.000%	2/15/2048	110	114
[8]	Katy Independent School District GO	3.000%	2/15/2051	5	4
[8]	Katy Independent School District GO	4.000%	2/15/2053	50	46
[8]	Katy Independent School District GO	4.000%	2/15/2054	60	55
[8]	Keller TX Independent School District GO	4.000%	2/15/2047	20	19
[8]	Klein Independent School District GO	4.000%	8/1/2046	10	9
	Lake Travis Independent School District GO	4.000%	2/15/2048	60	57
[8]	Lamar Consolidated Independent School District GO	4.000%	2/15/2044	25	25
	Lamar Consolidated Independent School District GO	4.000%	2/15/2048	130	120
[8]	Lamar Consolidated Independent School District GO	5.000%	2/15/2049	25	26
[8]	Lamar Consolidated Independent School District GO	3.000%	2/15/2051	15	11
[8]	Lamar Consolidated Independent School District GO	4.000%	2/15/2052	65	60
	Lamar Consolidated Independent School District GO	4.000%	2/15/2053	70	63
[8]	Lamar Consolidated Independent School District GO	5.000%	2/15/2053	65	67
[8]	Lamar Consolidated Independent School District GO	3.000%	2/15/2056	10	7
[8]	Lamar Consolidated Independent School District GO	5.000%	2/15/2058	15	15
[1]	Lamar Consolidated Independent School District GO	5.500%	2/15/2058	105	111
[8]	Lamar Consolidated Independent School District GO	4.000%	2/15/2062	15	13
	Laredo TX Waterworks & Sewer System Water Revenue	4.250%	3/1/2052	50	47
[8]	Leander Independent School District GO	5.000%	8/15/2037	15	17
[8]	Leander Independent School District GO	5.000%	8/15/2039	40	46
[8]	Leander Independent School District GO	5.000%	8/15/2040	25	28
[8]	Leander Independent School District GO	0.000%	8/16/2042	50	25
[8]	Leander Independent School District GO	4.000%	8/15/2049	5	5
[8]	Leander Independent School District GO	5.000%	8/15/2049	15	15
[8]	Leander Independent School District GO	5.000%	8/15/2052	150	154
	Leander TX GO	5.000%	8/15/2055	75	78
[8]	Lewisville Independent School District GO	5.000%	8/15/2036	60	68
[8]	Lewisville Independent School District GO	5.000%	8/15/2039	110	123
[8]	Lewisville Independent School District GO	5.000%	8/15/2040	35	39

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Lewisville Independent School District GO	5.000%	8/15/2042	65	71
[8]	Lewisville Independent School District GO	5.000%	8/15/2043	95	102
[8]	Liberty Hill Independent School District GO	5.000%	2/1/2052	10	10
[8]	Liberty Hill Independent School District GO	5.000%	2/1/2054	65	67
[8]	Liberty Hill Independent School District GO	5.000%	2/1/2055	15	15
[2]	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/2037	15	17
[2]	Lower Colorado River Authority Electric Power & Light Revenue	5.250%	5/15/2050	50	53
[2]	Lower Colorado River Authority Electric Power & Light Revenue	5.500%	5/15/2055	40	43
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2044	45	46
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2045	25	26
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2046	5	5
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2046	95	98
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2047	250	256
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2048	5	5
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/2048	150	157
	Lower Colorado River Authority Intergovernmental Agreement Revenue	3.875%	5/15/2049	50	43
	Lower Colorado River Authority Intergovernmental Agreement Revenue	4.000%	5/15/2049	50	44
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2049	20	21
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2049	25	26
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2050	10	10
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2051	10	10
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/2053	190	198
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.500%	5/15/2053	15	16
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2054	80	82
[1]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/2054	75	78
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2055	15	15
[2]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/2055	80	82
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/2046	50	46
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/2051	55	49
[8]	Mansfield Independent School District GO	5.000%	2/15/2050	100	104
[8]	Mansfield Independent School District GO	4.000%	2/15/2054	100	91
[8]	Mansfield Independent School District GO	5.250%	2/15/2055	195	205
[8]	Medina Valley Independent School District GO	4.500%	2/15/2047	30	30
[8]	Medina Valley Independent School District GO	4.000%	2/15/2053	85	77
[8]	Mesquite Independent School District GO	5.000%	8/15/2043	50	55
[8]	Midland Independent School District GO	4.000%	2/15/2039	25	26
[8]	Midland Independent School District GO	4.000%	2/15/2041	65	66
[8]	Midland Independent School District GO	5.000%	2/15/2047	25	26
[8]	Midland Independent School District GO	4.000%	2/15/2054	70	63
[8]	Montgomery Independent School District GO	4.000%	2/15/2048	25	23
[8]	Montgomery Independent School District GO	4.000%	2/15/2053	110	100
[8]	New Braunfels Independent School District GO	2.750%	2/1/2049	20	14
	New Braunfels TX Utility System Electric Power & Light Revenue	4.000%	7/1/2055	50	45
[8]	New Caney Independent School District GO	4.000%	2/15/2049	75	70
[8]	New Caney Independent School District GO	5.000%	2/15/2053	40	41
[8]	New Caney Independent School District GO	4.000%	2/15/2054	100	91
	North Fort Bend Water Authority Water Revenue	4.000%	12/15/2044	125	120
	North Fort Bend Water Authority Water Revenue	4.000%	12/15/2058	10	8
[2]	North Fort Bend Water Authority Water Revenue	4.000%	12/15/2060	20	17
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2043	20	22
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2044	70	76
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2055	100	103
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2036	65	66
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2037	55	56
	North Texas Tollway Authority Highway Revenue	3.000%	1/1/2038	20	19
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2039	50	50
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2039	15	17
	North Texas Tollway Authority Highway Revenue	4.125%	1/1/2040	10	10
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2041	45	50
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2043	100	103
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2043	110	111
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/2044	100	98
	North Texas Tollway Authority Highway Revenue	5.250%	1/1/2044	75	83
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2048	115	117
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2048	75	76
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/2048	135	136
	North Texas Tollway Authority Highway Revenue	3.000%	1/1/2051	60	44
	North Texas Tollway Authority Highway Revenue, Prere.	5.000%	1/1/2027	15	15
[1]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/2036	5	4
[8]	Northside Independent School District GO	4.000%	8/15/2049	60	56

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Northside Independent School District GO	2.375%	8/15/2051	50	31
[8]	Northside Independent School District GO	4.125%	8/15/2054	55	51
[8]	Northwest Independent School District GO	4.000%	2/15/2045	15	15
[8]	Northwest Independent School District GO	4.000%	2/15/2047	60	57
[8]	Northwest Independent School District GO	5.000%	2/15/2048	60	62
[8]	Northwest Independent School District GO	5.000%	2/15/2048	175	181
[8]	Northwest Independent School District GO	5.000%	2/15/2049	25	26
[8]	Northwest Independent School District GO	5.000%	2/15/2049	135	140
[8]	Northwest Independent School District GO	5.000%	2/15/2055	55	57
[8]	Northwest Independent School District GO	5.250%	2/15/2055	150	158
[8]	Pasadena Independent School District GO	5.000%	2/15/2048	25	26
	Pearland TX GO	5.250%	9/1/2055	110	115
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2037	110	126
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2038	50	57
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2038	100	114
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2039	15	17
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2039	10	12
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2040	105	116
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/2044	5	5
	Pflugerville Independent School District GO	5.000%	2/15/2048	100	102
	Pflugerville TX GO	4.000%	8/1/2049	70	64
	Pflugerville TX GO	4.125%	8/1/2053	20	18
	Pflugerville TX GO	5.000%	8/1/2053	70	72
	Plano Independent School District GO	5.000%	2/15/2037	80	90
	Plano Independent School District GO	5.000%	2/15/2043	60	64
[8]	Port Arthur Independent School District GO	5.000%	2/15/2055	100	103
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	4.000%	10/1/2046	95	89
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/2048	75	78
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/2051	55	56
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/2053	50	52
[8]	Princeton Independent School District GO	5.000%	2/15/2050	20	21
[8]	Princeton Independent School District GO	5.250%	2/15/2055	30	32
[8]	Prosper Independent School District GO	4.000%	2/15/2047	75	70
[8]	Prosper Independent School District GO	5.000%	2/15/2047	25	26
[8]	Prosper Independent School District GO	4.000%	2/15/2048	55	51
[8]	Prosper Independent School District GO	4.000%	2/15/2049	55	51
[8]	Prosper Independent School District GO	4.000%	2/15/2052	75	68
[8]	Prosper Independent School District GO	4.000%	2/15/2053	90	81
[8]	Prosper Independent School District GO	4.000%	2/15/2054	55	50
[8]	Prosper Independent School District GO	4.500%	2/15/2055	150	147
[8]	Prosper Independent School District GO	4.750%	2/15/2055	45	45
[8]	Prosper Independent School District GO	5.250%	2/15/2055	105	111
[8]	Prosper Independent School District GO	5.250%	2/15/2055	50	53
[8]	Richardson Independent School District GO	4.000%	2/15/2046	20	19
[8]	Royse TX City Independent School District GO	5.000%	2/15/2048	115	119
	Sabine-Neches Navigation District (Sabine-Neches Waterway Project) GO	4.625%	2/15/2047	30	30
	Sabine-Neches Navigation District (Sabine-Neches Waterway Project) GO	5.250%	2/15/2052	75	78
	San Antonio Education Facilities Corp. College & University Revenue	4.000%	4/1/2046	25	20
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue (Convention Center Facilities Program)	4.000%	9/15/2042	125	121
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/2037	20	19
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2037	15	18
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2040	55	62
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2041	25	28
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2043	15	16
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2044	150	163
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/2047	50	46
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2049	135	138
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2049	40	42
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2049	105	111
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2049	25	27
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2049	115	122
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2054	75	78
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/2054	15	15
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/2054	100	106
[8]	San Antonio TX Independent School District GO	5.000%	8/15/2047	15	16
[8]	San Antonio TX Independent School District GO	3.000%	8/15/2049	30	23
[8]	San Antonio TX Independent School District GO	5.000%	8/15/2052	15	15
	San Antonio Water System Water Revenue	5.000%	5/15/2036	35	41
	San Antonio Water System Water Revenue	5.000%	5/15/2039	60	69
	San Antonio Water System Water Revenue	5.000%	5/15/2043	5	5

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Antonio Water System Water Revenue	4.000%	5/15/2050	80	74
	San Antonio Water System Water Revenue	5.000%	5/15/2050	25	26
	San Antonio Water System Water Revenue	4.000%	5/15/2051	10	9
	San Antonio Water System Water Revenue	5.250%	5/15/2052	10	10
	San Jacinto Community College District GO	4.000%	2/15/2041	30	30
	San Jacinto Community College District GO	5.000%	2/15/2044	120	124
	San Jacinto Community College District GO	4.000%	2/15/2046	50	47
[8]	San Marcos Consolidated Independent School District GO	5.250%	8/15/2047	100	106
[8]	Sanger Independent School District GO	4.000%	8/15/2052	25	23
	Seguin TX GO	5.250%	9/1/2058	50	52
	Seguin TX GO	5.500%	9/1/2059	130	139
	Smith County TX GO	5.000%	8/15/2043	55	59
[8]	Southwest Independent School District GO	5.000%	2/1/2046	55	57
[8]	Southwest Independent School District GO	4.000%	2/1/2053	50	46
	Spring Independent School District GO	5.000%	8/15/2047	200	207
	Spring Independent School District GO	4.000%	8/15/2052	65	58
[8]	Spring Independent School District GO	5.250%	8/15/2055	50	53
	Tarrant County College District GO	4.000%	8/15/2042	25	25
	Tarrant Regional Water District Intergovernmental Agreement Revenue (Dallas City Project)	4.250%	9/1/2055	40	37
	Tarrant Regional Water District Water Supply System Water Revenue	4.000%	3/1/2054	25	22
[8]	Taylor County Wylie Independent School District GO	4.000%	2/15/2049	70	65
	Temple College GO	3.000%	7/1/2046	20	15
[8]	Terrell TX Independent School District GO	5.250%	8/1/2055	100	106
	Texas A&M University College & University Revenue	5.000%	5/15/2041	50	55
[8]	Texas City TX Independent School District GO	4.000%	8/15/2053	50	46
	Texas GO	5.000%	10/1/2039	85	97
	Texas GO	5.000%	10/1/2039	175	201
	Texas GO	5.000%	10/1/2041	100	113
	Texas GO	5.000%	10/1/2042	100	112
	Texas GO	5.000%	10/1/2044	150	164
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	5.000%	12/31/2036	15	16
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/2038	40	40
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	4.000%	12/31/2039	50	50
[1]	Texas State Technical College & University Revenue	5.500%	8/1/2042	140	154
	Texas State University System College & University Revenue	4.000%	3/15/2049	45	41
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/2052	150	39
	Texas Transportation Commission State Highway 249 System Highway Revenue	5.000%	8/1/2057	15	15
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2036	55	64
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2037	65	75
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2039	65	74
	Texas Transportation Finance Corp. Highway Revenue	5.000%	10/1/2050	90	94
	Texas Transportation Finance Corp. Highway Revenue	5.250%	10/1/2055	50	53
	Texas Transportation Finance Corp. Highway Revenue	5.500%	10/1/2055	140	152
	Texas Water Development Board Water Revenue	4.000%	10/15/2036	30	31
	Texas Water Development Board Water Revenue	4.000%	10/15/2037	5	5
	Texas Water Development Board Water Revenue	5.000%	10/15/2037	140	160
	Texas Water Development Board Water Revenue	4.550%	10/15/2038	50	53
	Texas Water Development Board Water Revenue	3.000%	10/15/2039	15	14
	Texas Water Development Board Water Revenue	4.600%	10/15/2039	15	16
	Texas Water Development Board Water Revenue	4.000%	10/15/2040	50	50
	Texas Water Development Board Water Revenue	4.650%	10/15/2040	15	16
	Texas Water Development Board Water Revenue	5.000%	10/15/2040	50	50
	Texas Water Development Board Water Revenue	4.000%	10/15/2041	20	20
	Texas Water Development Board Water Revenue	4.000%	10/15/2041	40	41
	Texas Water Development Board Water Revenue	4.250%	10/15/2041	55	57
	Texas Water Development Board Water Revenue	4.700%	10/15/2041	30	32
	Texas Water Development Board Water Revenue	4.000%	10/15/2042	75	76
	Texas Water Development Board Water Revenue	5.000%	10/15/2042	60	61
	Texas Water Development Board Water Revenue	4.000%	10/15/2043	75	75
	Texas Water Development Board Water Revenue	4.000%	10/15/2043	150	150
	Texas Water Development Board Water Revenue	4.750%	10/15/2043	160	169
	Texas Water Development Board Water Revenue	4.000%	10/15/2044	20	20
	Texas Water Development Board Water Revenue	5.000%	10/15/2044	60	64
	Texas Water Development Board Water Revenue	5.000%	10/15/2044	100	109
	Texas Water Development Board Water Revenue	4.000%	10/15/2045	75	73
	Texas Water Development Board Water Revenue	4.500%	10/15/2045	150	153
	Texas Water Development Board Water Revenue	5.000%	10/15/2046	25	25

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Water Development Board Water Revenue	4.000%	10/15/2047	65	61
	Texas Water Development Board Water Revenue	4.125%	10/15/2047	35	34
	Texas Water Development Board Water Revenue	5.000%	10/15/2047	150	156
	Texas Water Development Board Water Revenue	4.000%	4/15/2048	40	37
	Texas Water Development Board Water Revenue	4.875%	10/15/2048	50	51
	Texas Water Development Board Water Revenue	5.000%	4/15/2049	100	102
	Texas Water Development Board Water Revenue	4.000%	10/15/2049	120	110
	Texas Water Development Board Water Revenue	5.000%	10/15/2049	95	99
	Texas Water Development Board Water Revenue	4.750%	10/15/2050	155	158
	Texas Water Development Board Water Revenue	4.000%	4/15/2051	90	82
	Texas Water Development Board Water Revenue	4.000%	10/15/2051	75	68
	Texas Water Development Board Water Revenue	4.250%	10/15/2051	65	62
	Texas Water Development Board Water Revenue	4.800%	10/15/2052	135	137
	Texas Water Development Board Water Revenue	2.750%	10/15/2053	35	23
	Texas Water Development Board Water Revenue	5.000%	10/15/2053	110	114
	Texas Water Development Board Water Revenue	4.000%	10/15/2054	20	18
	Texas Water Development Board Water Revenue	4.750%	10/15/2055	225	226
	Texas Water Development Board Water Revenue	4.800%	10/15/2056	100	101
	Texas Water Development Board Water Revenue	5.000%	10/15/2057	5	5
	Texas Water Development Board Water Revenue	5.000%	10/15/2058	100	103
	Texas Water Development Board Water Revenue	4.375%	10/15/2059	40	38
	Texas Water Development Board Water Revenue	5.000%	10/15/2060	25	26
[8]	Tomball Independent School District GO	5.000%	2/15/2048	65	67
[8]	Tyler Independent School District GO	4.000%	2/15/2047	65	60
	University of Houston College & University Revenue	5.000%	2/15/2042	50	54
	University of North Texas System College & University Revenue	5.000%	4/15/2047	70	71
	University of North Texas System College & University Revenue	4.000%	4/15/2050	20	18
	Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue	5.000%	8/1/2049	75	78
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/2051	35	30
[8]	Waco Independent School District GO	3.000%	8/15/2052	50	37
	Waco TX GO	5.000%	2/1/2049	70	73
[8]	Waller Consolidated Independent School District GO	4.000%	2/15/2050	50	46
[8]	Waller Consolidated Independent School District GO	4.000%	2/15/2053	100	92
[8]	Waxahachie Independent School District GO	5.000%	2/15/2048	20	21
[8]	Waxahachie Independent School District GO	4.000%	2/15/2053	65	59
[8]	Waxahachie Independent School District GO	4.250%	2/15/2053	15	14
	Weatherford College of the Parker County Junior College District College & University Revenue	5.250%	8/1/2050	25	26
	Weatherford College of the Parker County Junior College District College & University Revenue	5.000%	8/1/2055	25	26
[2]	West Harris County Regional Water Authority Water Revenue	3.500%	12/15/2046	50	43
	West Harris County Regional Water Authority Water Revenue	3.000%	12/15/2058	60	40
[8]	White Settlement Independent School District GO	5.000%	8/15/2055	75	77
[8]	Wichita Falls Independent School District GO	2.375%	2/1/2051	10	6
[8]	Wylie Independent School District GO	3.125%	8/15/2050	10	8
[8]	Wylie Independent School District/Collin County GO	5.250%	8/15/2049	80	84
[8]	Wylie Independent School District/Collin County GO	5.250%	8/15/2054	25	26
[8]	Ysleta Independent School District GO	4.000%	8/15/2047	10	9
[8]	Ysleta Independent School District GO	4.000%	8/15/2052	55	50
[8]	Ysleta Independent School District GO	4.250%	8/15/2056	20	19
					30,728
Utah (0.7%)
	Intermountain Power Agency Electric Power & Light Revenue	4.000%	7/1/2036	140	147
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2036	40	45
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2037	45	49
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2037	25	28
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2038	100	111
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/2041	40	44
	Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/2044	10	11
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/2042	45	46
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/2047	15	15
	Salt Lake City UT Public Utilities Water Revenue	4.375%	2/1/2052	50	50
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/2052	30	31
	Timpanogos Special Service District Sewer Revenue	5.000%	6/1/2054	15	15
	University of Utah College & University Revenue	5.000%	8/1/2046	55	57
	University of Utah College & University Revenue	5.250%	8/1/2048	35	37
	University of Utah College & University Revenue	4.000%	8/1/2051	100	89
	University of Utah College & University Revenue	5.250%	8/1/2053	25	26
	University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/2040	65	71
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	4.375%	6/1/2040	100	105
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2037	50	58

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2038	115	132
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2039	85	97
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/2039	35	40
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/2041	15	15
					1,319
Virginia (1.1%)
[1]	Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/2041	120	120
	Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/2046	70	70
[1]	Chesapeake Bay Bridge & Tunnel District Highway Revenue	4.000%	7/1/2055	15	13
	Chesterfield County Economic Development Authority Intergovernmental Agreement Revenue (County Mobility Projects)	4.000%	4/1/2050	15	14
	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/1/2045	5	5
	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/1/2054	65	68
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/2045	10	10
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.000%	7/1/2050	5	5
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/2052	125	113
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/2055	100	89
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/2057	55	49
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/2060	20	18
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.000%	7/1/2060	50	51
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.250%	7/1/2060	25	26
	Hampton Roads Transportation Accountability Commission Intergovernmental Agreement Revenue	5.250%	7/1/2059	70	74
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.000%	7/1/2042	125	128
	Prince William County Service Authority Water Revenue	5.000%	7/15/2055	15	16
	University of Virginia College & University Revenue	5.000%	4/1/2038	125	128
	University of Virginia College & University Revenue	5.000%	4/1/2042	100	102
	University of Virginia College & University Revenue	2.180%	11/1/2051	110	67
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2037	35	34
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2038	55	53
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/2039	80	76
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2037	10	10
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2037	25	28
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.250%	2/1/2041	55	61
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2042	35	38
	Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2043	25	25
	Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	5.000%	2/1/2039	60	68
	Virginia College Building Authority Intergovernmental Agreement Revenue (21st Century College & Equipment Programs)	4.000%	2/1/2042	95	96
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2036	50	49
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	4.000%	2/1/2037	75	78
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2038	50	48
	Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/2040	60	56
	Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/2042	10	10
	Virginia Port Authority Commonwealth Port Fund Appropriations Revenue	5.250%	7/1/2048	100	106
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/2037	75	84
[1]	Williamsburg Economic Development Authority Local or Guaranteed Housing Revenue (William & Mary Project)	5.250%	7/1/2053	10	10
[1]	Williamsburg Economic Development Authority Local or Guaranteed Housing Revenue (William & Mary Project)	4.375%	7/1/2063	25	24
					2,120
Washington (3.3%)
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/2046	65	73
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2036	50	55
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/2043	20	21
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	4.000%	11/1/2046	30	29
	Douglas County Public Utility District No. 1 Wells Hydroelectric Project Electric Power & Light Revenue	3.000%	9/1/2052	50	37
	Energy Northwest Nuclear Revenue	5.000%	7/1/2036	50	54
	Energy Northwest Nuclear Revenue	5.000%	7/1/2036	95	104
	Energy Northwest Nuclear Revenue	5.000%	7/1/2037	90	101
	Energy Northwest Nuclear Revenue	5.000%	7/1/2037	200	214
	Energy Northwest Nuclear Revenue	5.000%	7/1/2038	60	68
	Energy Northwest Nuclear Revenue	5.000%	7/1/2038	165	189
	Energy Northwest Nuclear Revenue	5.000%	7/1/2041	170	183
	Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/2040	5	6
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/2037	75	87

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2041	95	106
King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/2042	100	110
King County WA Sewer Revenue	4.000%	7/1/2038	25	25
King County WA Sewer Revenue	4.000%	7/1/2039	85	85
King County WA Sewer Revenue	4.000%	7/1/2040	50	50
King County WA Sewer Revenue	4.000%	7/1/2045	35	34
King County WA Sewer Revenue	5.000%	7/1/2049	125	125
King County WA Sewer Revenue	4.000%	1/1/2052	65	59
Pierce County School District No. 10 Tacoma GO	4.000%	12/1/2041	100	101
Pierce County School District No. 10 Tacoma GO	5.000%	12/1/2048	50	52
Pierce County School District No. 320 Sumner GO	5.000%	12/1/2040	5	6
Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/2047	30	28
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	5/1/2045	145	141
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/2047	100	93
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	7/1/2047	90	94
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/2051	20	18
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	7/1/2052	50	51
Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	10/1/2054	15	16
Snohomish County School District No. 15 Edmonds GO	5.000%	12/1/2040	55	62
Snohomish County School District No. 15 Edmonds GO	5.000%	12/1/2041	75	84
Spokane County School District No. 81 Spokane GO	4.000%	12/1/2038	100	102
Spokane County School District No. 81 Spokane GO	4.000%	12/1/2039	10	10
Tacoma WA Electric System Electric Power & Light Revenue	2.500%	1/1/2051	60	39
Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/2054	15	15
Tacoma WA Electric System Electric Power & Light Revenue	5.250%	1/1/2055	35	37
University of Washington College & University Revenue	5.000%	7/1/2041	100	111
University of Washington College & University Revenue	3.125%	7/1/2042	40	34
University of Washington College & University Revenue	5.250%	12/1/2046	70	71
Washington GO	5.000%	2/1/2036	5	5
Washington GO	5.000%	2/1/2036	55	65
Washington GO	5.000%	8/1/2036	50	57
Washington GO	5.000%	8/1/2036	30	35
Washington GO	5.000%	8/1/2036	30	30
Washington GO	5.000%	8/1/2036	15	18
Washington GO	5.000%	2/1/2037	90	100
Washington GO	5.000%	2/1/2037	30	35
Washington GO	5.000%	7/1/2037	105	119
Washington GO	5.000%	8/1/2037	85	91
Washington GO	5.000%	8/1/2037	15	17
Washington GO	5.000%	8/1/2037	60	69
Washington GO	5.000%	8/1/2037	100	117
Washington GO	5.000%	2/1/2038	70	79
Washington GO	5.000%	2/1/2038	20	23
Washington GO	5.000%	2/1/2038	60	61
Washington GO	5.000%	8/1/2038	90	99
Washington GO	5.000%	8/1/2038	60	67
Washington GO	5.000%	8/1/2038	25	27
Washington GO	5.000%	8/1/2038	100	115
Washington GO	5.000%	8/1/2038	15	17
Washington GO	5.000%	2/1/2039	125	142
Washington GO	5.000%	2/1/2039	15	17
Washington GO	5.000%	6/1/2039	50	54
Washington GO	5.000%	8/1/2039	55	62
Washington GO	5.000%	8/1/2039	20	21
Washington GO	5.000%	2/1/2040	25	27
Washington GO	5.000%	8/1/2040	180	193
Washington GO	5.000%	8/1/2040	50	50
Washington GO	5.000%	2/1/2041	70	74
Washington GO	5.000%	2/1/2041	25	27
Washington GO	5.000%	2/1/2041	55	56
Washington GO	5.000%	2/1/2041	105	118
Washington GO	5.000%	8/1/2041	70	75
Washington GO	5.000%	8/1/2041	70	77
Washington GO	5.000%	2/1/2042	15	16
Washington GO	5.000%	8/1/2042	55	58
Washington GO	5.000%	8/1/2042	55	61
Washington GO	5.000%	8/1/2042	15	17
Washington GO	5.000%	8/1/2043	50	53
Washington GO	5.000%	8/1/2043	100	108
Washington GO	5.000%	8/1/2043	175	188

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington GO	5.000%	8/1/2043	100	110
	Washington GO	5.000%	2/1/2045	55	59
	Washington GO	5.000%	2/1/2045	10	10
	Washington GO	5.000%	2/1/2045	50	53
	Washington GO	5.000%	2/1/2046	50	52
	Washington GO	5.000%	2/1/2046	25	27
	Washington GO	5.000%	8/1/2046	90	95
	Washington GO	5.000%	2/1/2047	50	52
	Washington GO	5.000%	2/1/2048	50	53
	Washington GO	5.000%	8/1/2048	50	52
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2048	120	120
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/2048	100	99
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/2058	25	17
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2058	65	53
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2058	35	28
	WBRP 3.2 College & University Revenue	4.000%	1/1/2048	100	94
					6,694
West Virginia (0.1%)
	West Virginia GO	5.000%	12/1/2043	50	52
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/2043	10	10
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/2047	10	11
	West Virginia Parkways Authority Highway Revenue	4.000%	6/1/2051	50	45
					118
Wisconsin (0.4%)
	Public Finance Authority Charter School Aid Revenue	5.750%	7/1/2062	28	30
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/2046	50	50
[2]	Public Finance Authority Local or Guaranteed Housing Revenue (PRG-Oxford Properties LLC Project)	5.250%	7/1/2065	110	112
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2045	100	40
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2045	50	20
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2050	125	37
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2055	135	31
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2060	150	26
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/2060	100	18
	Wisconsin GO	5.000%	5/1/2036	100	115
	Wisconsin GO	5.000%	5/1/2036	110	128
	Wisconsin GO	5.000%	5/1/2036	125	146
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/2041	50	50
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	12/1/2046	70	64
					867
Total Tax-Exempt Municipal Bonds (Cost $194,060)					197,745
				Shares
Temporary Cash Investments (0.7%)
Investment Company (0.7%)
[9]	Vanguard Municipal Low Duration Fund (Cost $1,369)	2.218%		136,918	1,369
Total Investments (99.4%) (Cost $195,429)					199,114
Other Assets and Liabilities—Net (0.6%)					1,115
Net Assets (100%)					200,229
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Step bond.
4	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
5	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
6	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2026.
8	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
9	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.

A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of January 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	197,745	—	197,745
Temporary Cash Investments	1,369	—	—	1,369
Total	1,369	197,745	—	199,114